Shareholder Report	8 Months Ended	12 Months Ended
	Mar. 31, 2025 USD ($) Holding	Mar. 31, 2025 USD ($) Holding	Mar. 31, 2024
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		iShares Trust
Entity Central Index Key		0001100663
Entity Investment Company Type		N-1A
Document Period End Date		Mar. 31, 2025
C000025777
Shareholder Report [Line Items]
Fund Name		iShares U.S. Aerospace & Defense ETF
Trading Symbol		ITA
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares U.S. Aerospace & Defense ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Aerospace & Defense ETF	$41	0.38%

Expenses Paid, Amount		$ 41
Expense Ratio, Percent		0.38%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: April 1, 2015 through March 31, 2025

Initial investment of $10,000

	Fund	S&P Total Market Index	Dow Jones U.S. Select Aerospace & Defense Index™
Mar 15	$10,000	$10,000	$10,000
Apr 15	$9,704	$10,046	$9,707
May 15	$9,803	$10,187	$9,809
Jun 15	$9,643	$10,013	$9,652
Jul 15	$9,553	$10,179	$9,566
Aug 15	$9,182	$9,568	$9,197
Sep 15	$8,843	$9,286	$8,860
Oct 15	$9,591	$10,017	$9,614
Nov 15	$9,722	$10,073	$9,749
Dec 15	$9,602	$9,869	$9,631
Jan 16	$8,892	$9,309	$8,922
Feb 16	$9,108	$9,306	$9,142
Mar 16	$9,525	$9,961	$9,566
Apr 16	$9,926	$10,022	$9,972
May 16	$10,106	$10,202	$10,156
Jun 16	$10,201	$10,222	$10,256
Jul 16	$10,576	$10,628	$10,638
Aug 16	$10,640	$10,657	$10,702
Sep 16	$10,576	$10,676	$10,641
Oct 16	$10,672	$10,442	$10,742
Nov 16	$11,733	$10,906	$11,816
Dec 16	$11,561	$11,118	$11,647
Jan 17	$11,707	$11,334	$11,798
Feb 17	$12,476	$11,752	$12,579
Mar 17	$12,259	$11,762	$12,363
Apr 17	$12,663	$11,885	$12,775
May 17	$13,005	$12,005	$13,125
Jun 17	$12,991	$12,116	$13,114
Jul 17	$13,615	$12,345	$13,750
Aug 17	$14,107	$12,367	$14,252
Sep 17	$14,748	$12,669	$14,904
Oct 17	$14,955	$12,944	$15,119
Nov 17	$15,405	$13,336	$15,579
Dec 17	$15,627	$13,471	$15,809
Jan 18	$16,868	$14,186	$17,072
Feb 18	$16,840	$13,660	$17,045
Mar 18	$16,476	$13,390	$16,682
Apr 18	$16,015	$13,437	$16,221
May 18	$16,568	$13,817	$16,788
Jun 18	$16,053	$13,908	$16,271
Jul 18	$17,176	$14,373	$17,415
Aug 18	$17,316	$14,873	$17,567
Sep 18	$18,133	$14,897	$18,407
Oct 18	$16,060	$13,793	$16,296
Nov 18	$16,088	$14,070	$16,338
Dec 18	$14,509	$12,758	$14,736
Jan 19	$16,318	$13,856	$16,591
Feb 19	$17,539	$14,343	$17,850
Mar 19	$16,790	$14,549	$17,090
Apr 19	$17,647	$15,128	$17,969
May 19	$16,993	$14,152	$17,307
Jun 19	$18,074	$15,144	$18,416
Jul 19	$18,164	$15,366	$18,513
Aug 19	$18,722	$15,056	$19,092
Sep 19	$19,014	$15,316	$19,395
Oct 19	$18,620	$15,641	$18,998
Nov 19	$19,575	$16,233	$19,981
Dec 19	$18,929	$16,700	$19,327
Jan 20	$19,407	$16,679	$19,824
Feb 20	$17,117	$15,314	$17,488
Mar 20	$12,327	$13,199	$12,607
Apr 20	$13,349	$14,949	$13,655
May 20	$14,082	$15,752	$14,410
Jun 20	$14,145	$16,115	$14,480
Jul 20	$13,453	$17,025	$13,773
Aug 20	$14,349	$18,249	$14,694
Sep 20	$13,637	$17,577	$13,971
Oct 20	$13,012	$17,203	$13,334
Nov 20	$15,891	$19,306	$16,291
Dec 20	$16,359	$20,172	$16,777
Jan 21	$15,384	$20,106	$15,782
Feb 21	$16,512	$20,750	$16,944
Mar 21	$18,026	$21,473	$18,506
Apr 21	$18,421	$22,575	$18,916
May 21	$19,086	$22,678	$19,606
Jun 21	$18,997	$23,252	$19,521
Jul 21	$18,730	$23,653	$19,252
Aug 21	$18,376	$24,329	$18,895
Sep 21	$18,107	$23,225	$18,626
Oct 21	$18,150	$24,785	$18,669
Nov 21	$17,040	$24,419	$17,532
Dec 21	$17,889	$25,347	$18,410
Jan 22	$17,577	$23,825	$18,095
Feb 22	$19,461	$23,227	$20,044
Mar 22	$19,288	$23,979	$19,872
Apr 22	$17,928	$21,816	$18,476
May 22	$17,810	$21,772	$18,361
Jun 22	$17,323	$19,942	$17,866
Jul 22	$18,119	$21,812	$18,691
Aug 22	$17,764	$20,988	$18,332
Sep 22	$15,987	$19,032	$16,504
Oct 22	$18,813	$20,585	$19,429
Nov 22	$19,617	$21,671	$20,264
Dec 22	$19,668	$20,397	$20,326
Jan 23	$20,162	$21,820	$20,843
Feb 23	$20,173	$21,314	$20,860
Mar 23	$20,284	$21,875	$20,983
Apr 23	$20,088	$22,094	$20,787
May 23	$19,159	$22,190	$19,832
Jun 23	$20,613	$23,711	$21,343
Jul 23	$20,793	$24,565	$21,536
Aug 23	$20,510	$24,083	$21,251
Sep 23	$18,747	$22,931	$19,429
Oct 23	$19,446	$22,313	$20,161
Nov 23	$21,219	$24,407	$22,008
Dec 23	$22,475	$25,713	$23,318
Jan 24	$21,787	$25,997	$22,611
Feb 24	$22,715	$27,410	$23,580
Mar 24	$23,477	$28,296	$24,378
Apr 24	$23,102	$27,048	$23,997
May 24	$24,221	$28,332	$25,168
Jun 24	$23,546	$29,212	$24,472
Jul 24	$25,548	$29,749	$26,563
Aug 24	$26,339	$30,386	$27,394
Sep 24	$26,737	$31,012	$27,816
Oct 24	$25,790	$30,791	$26,839
Nov 24	$27,766	$32,842	$28,904
Dec 24	$26,028	$31,852	$27,105
Jan 25	$28,065	$32,828	$29,235
Feb 25	$27,744	$32,208	$28,910
Mar 25	$27,480	$30,301	$28,647

See “Average annual total returns” for additional information on fund performance.

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 6,301,121,316	$ 6,301,121,316
Holdings Count | Holding	39	39
Advisory Fees Paid, Amount		$ 24,057,690
InvestmentCompanyPortfolioTurnover		42.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$6,301,121,316
Number of Portfolio Holdings...
39
Net Investment Advisory Fees...
$24,057,690
Portfolio Turnover Rate...
42%

Holdings [Text Block]

Industry allocation

Industry	Percent of Total InvestmentsFootnote Reference(a)
Aerospace & Defense...
99.8%
Leisure Products...
0.2

Largest Holdings [Text Block]

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
General Electric Co...
19.8%
RTX Corp...
16.3
Boeing Co. (The)...
9.4
Northrop Grumman Corp...
4.7
General Dynamics Corp...
4.6
TransDigm Group, Inc...
4.6
Howmet Aerospace, Inc...
4.4
L3Harris Technologies, Inc...
4.4
Lockheed Martin Corp...
4.2
Axon Enterprise, Inc...
4.1

C000025774
Shareholder Report [Line Items]
Fund Name		iShares U.S. Broker-Dealers & Securities Exchanges ETF
Trading Symbol		IAI
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares U.S. Broker-Dealers & Securities Exchanges ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Broker-Dealers & Securities Exchanges ETF	$42	0.38%

Expenses Paid, Amount		$ 42
Expense Ratio, Percent		0.38%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: April 1, 2015 through March 31, 2025

Initial investment of $10,000

	Fund	S&P Total Market Index	Dow Jones U.S. Select Investment Services Index™
Mar 15	$10,000	$10,000	$10,000
Apr 15	$9,909	$10,046	$9,913
May 15	$10,189	$10,187	$10,193
Jun 15	$10,257	$10,013	$10,265
Jul 15	$10,271	$10,179	$10,283
Aug 15	$9,469	$9,568	$9,482
Sep 15	$9,033	$9,286	$9,049
Oct 15	$9,620	$10,017	$9,640
Nov 15	$10,147	$10,073	$10,173
Dec 15	$9,763	$9,869	$9,787
Jan 16	$8,555	$9,309	$8,577
Feb 16	$8,352	$9,306	$8,374
Mar 16	$8,895	$9,961	$8,924
Apr 16	$8,952	$10,022	$8,985
May 16	$9,389	$10,202	$9,427
Jun 16	$8,612	$10,222	$8,648
Jul 16	$9,342	$10,628	$9,385
Aug 16	$9,965	$10,657	$10,016
Sep 16	$9,924	$10,676	$9,978
Oct 16	$9,912	$10,442	$9,968
Nov 16	$11,621	$10,906	$11,693
Dec 16	$11,885	$11,118	$11,965
Jan 17	$12,387	$11,334	$12,476
Feb 17	$12,531	$11,752	$12,624
Mar 17	$12,388	$11,762	$12,485
Apr 17	$12,241	$11,885	$12,342
May 17	$12,026	$12,005	$12,130
Jun 17	$12,917	$12,116	$13,035
Jul 17	$13,291	$12,345	$13,416
Aug 17	$12,995	$12,367	$13,119
Sep 17	$13,892	$12,669	$14,033
Oct 17	$14,103	$12,944	$14,254
Nov 17	$14,996	$13,336	$15,161
Dec 17	$15,305	$13,471	$15,482
Jan 18	$16,177	$14,186	$16,371
Feb 18	$16,164	$13,660	$16,366
Mar 18	$16,029	$13,390	$16,235
Apr 18	$16,100	$13,437	$16,313
May 18	$16,252	$13,817	$16,472
Jun 18	$15,747	$13,908	$15,966
Jul 18	$16,010	$14,373	$16,239
Aug 18	$16,135	$14,873	$16,372
Sep 18	$15,338	$14,897	$15,561
Oct 18	$14,995	$13,793	$15,219
Nov 18	$15,119	$14,070	$15,351
Dec 18	$13,882	$12,758	$14,097
Jan 19	$14,989	$13,856	$15,220
Feb 19	$15,293	$14,343	$15,534
Mar 19	$14,646	$14,549	$14,880
Apr 19	$15,896	$15,128	$16,155
May 19	$15,037	$14,152	$15,285
Jun 19	$15,783	$15,144	$16,052
Jul 19	$16,298	$15,366	$16,583
Aug 19	$16,018	$15,056	$16,303
Sep 19	$16,131	$15,316	$16,422
Oct 19	$16,166	$15,641	$16,462
Nov 19	$17,154	$16,233	$17,475
Dec 19	$17,249	$16,700	$17,580
Jan 20	$17,739	$16,679	$18,087
Feb 20	$15,973	$15,314	$16,291
Mar 20	$13,013	$13,199	$13,283
Apr 20	$14,588	$14,949	$14,895
May 20	$15,524	$15,752	$15,858
Jun 20	$15,257	$16,115	$15,591
Jul 20	$15,553	$17,025	$15,856
Aug 20	$16,450	$18,249	$16,760
Sep 20	$15,854	$17,577	$16,158
Oct 20	$15,875	$17,203	$16,184
Nov 20	$18,614	$19,306	$18,983
Dec 20	$20,448	$20,172	$20,865
Jan 21	$20,405	$20,106	$20,827
Feb 21	$22,993	$20,750	$23,475
Mar 21	$23,736	$21,473	$24,245
Apr 21	$25,043	$22,575	$25,586
May 21	$26,233	$22,678	$26,813
Jun 21	$26,363	$23,252	$26,956
Jul 21	$26,653	$23,653	$27,258
Aug 21	$28,303	$24,329	$28,961
Sep 21	$27,059	$23,225	$27,695
Oct 21	$29,539	$24,785	$30,244
Nov 21	$27,801	$24,419	$28,473
Dec 21	$28,708	$25,347	$29,413
Jan 22	$27,897	$23,825	$28,591
Feb 22	$26,987	$23,227	$27,665
Mar 22	$26,199	$23,979	$26,866
Apr 22	$23,346	$21,816	$23,945
May 22	$24,249	$21,772	$24,881
Jun 22	$22,130	$19,942	$22,716
Jul 22	$24,465	$21,812	$25,121
Aug 22	$24,441	$20,988	$25,107
Sep 22	$22,625	$19,032	$23,250
Oct 22	$25,417	$20,585	$26,127
Nov 22	$27,348	$21,671	$28,124
Dec 22	$25,630	$20,397	$26,365
Jan 23	$27,228	$21,820	$28,019
Feb 23	$26,934	$21,314	$27,726
Mar 23	$24,515	$21,875	$25,244
Apr 23	$24,610	$22,094	$25,350
May 23	$23,322	$22,190	$24,029
Jun 23	$24,397	$23,711	$25,143
Jul 23	$26,358	$24,565	$27,172
Aug 23	$25,481	$24,083	$26,277
Sep 23	$24,685	$22,931	$25,465
Oct 23	$23,679	$22,313	$24,435
Nov 23	$26,699	$24,407	$27,562
Dec 23	$29,481	$25,713	$30,446
Jan 24	$28,781	$25,997	$29,717
Feb 24	$30,061	$27,410	$31,048
Mar 24	$31,629	$28,296	$32,678
Apr 24	$30,400	$27,048	$31,404
May 24	$31,795	$28,332	$32,869
Jun 24	$32,022	$29,212	$33,111
Jul 24	$33,899	$29,749	$35,072
Aug 24	$34,927	$30,386	$36,155
Sep 24	$35,261	$31,012	$36,511
Oct 24	$36,442	$30,791	$37,742
Nov 24	$42,023	$32,842	$43,542
Dec 24	$39,619	$31,852	$41,067
Jan 25	$43,052	$32,828	$44,639
Feb 25	$42,036	$32,208	$43,592
Mar 25	$38,721	$30,301	$40,162

See “Average annual total returns” for additional information on fund performance.

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 1,318,080,223	$ 1,318,080,223
Holdings Count | Holding	37	37
Advisory Fees Paid, Amount		$ 5,494,854
InvestmentCompanyPortfolioTurnover		16.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$1,318,080,223
Number of Portfolio Holdings...
37
Net Investment Advisory Fees...
$5,494,854
Portfolio Turnover Rate...
16%

Holdings [Text Block]

Industry allocation

Industry	Percent of Total InvestmentsFootnote Reference(a)
Investment Banking & Brokerage...
51.7%
Financial Exchanges & Data...
48.3

Largest Holdings [Text Block]

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Goldman Sachs Group, Inc. (The)...
14.0%
S&P Global, Inc...
13.1
Morgan Stanley...
11.8
Charles Schwab Corp. (The)...
6.4
Moody's Corp...
4.6
MSCI, Inc...
4.5
CME Group, Inc., Class A...
4.5
Intercontinental Exchange, Inc...
4.5
Coinbase Global, Inc., Class A...
3.9
Nasdaq, Inc...
3.8

C000025772
Shareholder Report [Line Items]
Fund Name		iShares U.S. Healthcare Providers ETF
Trading Symbol		IHF
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares U.S. Healthcare Providers ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Healthcare Providers ETF	$38	0.38%

Expenses Paid, Amount		$ 38
Expense Ratio, Percent		0.38%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: April 1, 2015 through March 31, 2025

Initial investment of $10,000

	Fund	S&P Total Market Index	Dow Jones U.S. Select Health Care Providers Index™
Mar 15	$10,000	$10,000	$10,000
Apr 15	$9,665	$10,046	$9,669
May 15	$10,413	$10,187	$10,420
Jun 15	$10,749	$10,013	$10,759
Jul 15	$10,525	$10,179	$10,540
Aug 15	$9,946	$9,568	$9,963
Sep 15	$9,328	$9,286	$9,347
Oct 15	$9,346	$10,017	$9,371
Nov 15	$9,258	$10,073	$9,289
Dec 15	$9,364	$9,869	$9,398
Jan 16	$8,717	$9,309	$8,751
Feb 16	$8,715	$9,306	$8,752
Mar 16	$9,188	$9,961	$9,230
Apr 16	$9,511	$10,022	$9,558
May 16	$9,441	$10,202	$9,490
Jun 16	$9,604	$10,222	$9,657
Jul 16	$9,691	$10,628	$9,748
Aug 16	$9,266	$10,657	$9,323
Sep 16	$9,357	$10,676	$9,417
Oct 16	$8,834	$10,442	$8,893
Nov 16	$9,544	$10,906	$9,611
Dec 16	$9,449	$11,118	$9,518
Jan 17	$9,785	$11,334	$9,860
Feb 17	$10,247	$11,752	$10,329
Mar 17	$10,127	$11,762	$10,212
Apr 17	$10,388	$11,885	$10,478
May 17	$10,573	$12,005	$10,662
Jun 17	$11,224	$12,116	$11,323
Jul 17	$10,996	$12,345	$11,096
Aug 17	$11,166	$12,367	$11,272
Sep 17	$11,171	$12,669	$11,280
Oct 17	$11,301	$12,944	$11,415
Nov 17	$11,858	$13,336	$11,980
Dec 17	$11,857	$13,471	$11,982
Jan 18	$12,661	$14,186	$12,800
Feb 18	$12,213	$13,660	$12,350
Mar 18	$11,890	$13,390	$12,028
Apr 18	$12,410	$13,437	$12,560
May 18	$12,921	$13,817	$13,082
Jun 18	$13,294	$13,908	$13,471
Jul 18	$13,820	$14,373	$14,011
Aug 18	$14,909	$14,873	$15,125
Sep 18	$15,135	$14,897	$15,358
Oct 18	$14,433	$13,793	$14,650
Nov 18	$15,148	$14,070	$15,377
Dec 18	$12,995	$12,758	$13,200
Jan 19	$14,194	$13,856	$14,425
Feb 19	$13,745	$14,343	$13,973
Mar 19	$13,227	$14,549	$13,449
Apr 19	$12,890	$15,128	$13,111
May 19	$12,958	$14,152	$13,184
Jun 19	$13,503	$15,144	$13,743
Jul 19	$13,980	$15,366	$14,235
Aug 19	$13,256	$15,056	$13,502
Sep 19	$12,780	$15,316	$13,021
Oct 19	$13,939	$15,641	$14,208
Nov 19	$15,398	$16,233	$15,702
Dec 19	$15,912	$16,700	$16,231
Jan 20	$15,238	$16,679	$15,549
Feb 20	$14,201	$15,314	$14,495
Mar 20	$13,241	$13,199	$13,518
Apr 20	$15,077	$14,949	$15,397
May 20	$15,891	$15,752	$16,234
Jun 20	$15,301	$16,115	$15,636
Jul 20	$16,234	$17,025	$16,594
Aug 20	$16,365	$18,249	$16,734
Sep 20	$16,089	$17,577	$16,459
Oct 20	$15,990	$17,203	$16,334
Nov 20	$17,953	$19,306	$18,377
Dec 20	$18,719	$20,172	$19,168
Jan 21	$19,120	$20,106	$19,584
Feb 21	$18,711	$20,750	$19,171
Mar 21	$20,077	$21,473	$20,578
Apr 21	$20,985	$22,575	$21,513
May 21	$21,659	$22,678	$22,212
Jun 21	$21,299	$23,252	$21,851
Jul 21	$21,480	$23,653	$22,039
Aug 21	$21,457	$24,329	$22,021
Sep 21	$20,478	$23,225	$21,023
Oct 21	$22,320	$24,785	$22,922
Nov 21	$20,871	$24,419	$21,441
Dec 21	$23,281	$25,347	$23,926
Jan 22	$21,491	$23,825	$22,094
Feb 22	$21,942	$23,227	$22,564
Mar 22	$22,717	$23,979	$23,369
Apr 22	$21,375	$21,816	$21,994
May 22	$21,185	$21,772	$21,806
Jun 22	$20,529	$19,942	$21,133
Jul 22	$22,238	$21,812	$22,899
Aug 22	$21,543	$20,988	$22,192
Sep 22	$20,587	$19,032	$21,214
Oct 22	$22,289	$20,585	$22,972
Nov 22	$22,510	$21,671	$23,203
Dec 22	$21,630	$20,397	$22,304
Jan 23	$21,619	$21,820	$22,300
Feb 23	$20,655	$21,314	$21,300
Mar 23	$20,033	$21,875	$20,664
Apr 23	$20,829	$22,094	$21,489
May 23	$19,824	$22,190	$20,459
Jun 23	$20,716	$23,711	$21,386
Jul 23	$21,288	$24,565	$21,985
Aug 23	$20,081	$24,083	$20,742
Sep 23	$20,020	$22,931	$20,687
Oct 23	$20,183	$22,313	$20,864
Nov 23	$20,731	$24,407	$21,436
Dec 23	$21,402	$25,713	$22,137
Jan 24	$21,176	$25,997	$21,910
Feb 24	$21,572	$27,410	$22,326
Mar 24	$22,296	$28,296	$23,085
Apr 24	$21,163	$27,048	$21,918
May 24	$21,484	$28,332	$22,257
Jun 24	$21,432	$29,212	$22,209
Jul 24	$23,047	$29,749	$23,892
Aug 24	$23,867	$30,386	$24,748
Sep 24	$23,395	$31,012	$24,265
Oct 24	$21,305	$30,791	$22,104
Nov 24	$22,363	$32,842	$23,210
Dec 24	$19,716	$31,852	$20,466
Jan 25	$21,678	$32,828	$22,511
Feb 25	$20,903	$32,208	$21,710
Mar 25	$21,743	$30,301	$22,593

See “Average annual total returns” for additional information on fund performance.

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 673,657,738	$ 673,657,738
Holdings Count | Holding	68	68
Advisory Fees Paid, Amount		$ 2,813,849
InvestmentCompanyPortfolioTurnover		15.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$673,657,738
Number of Portfolio Holdings...
68
Net Investment Advisory Fees...
$2,813,849
Portfolio Turnover Rate...
15%

Holdings [Text Block]

Industry allocation

Industry	Percent of Total InvestmentsFootnote Reference(a)
Managed Health Care...
49.3%
Health Care Services...
30.4
Health Care Facilities...
13.2
Health Care Technology...
7.1

Largest Holdings [Text Block]

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
UnitedHealth Group, Inc...
23.3%
Elevance Health, Inc...
12.2
Cigna Group (The)...
10.5
HCA Healthcare, Inc...
4.7
Humana, Inc...
4.6
CVS Health Corp...
4.5
Centene Corp...
4.5
Veeva Systems, Inc., Class A...
4.3
Labcorp Holdings, Inc...
3.0
Quest Diagnostics, Inc...
2.9

C000025769
Shareholder Report [Line Items]
Fund Name		iShares U.S. Home Construction ETF
Trading Symbol		ITB
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares U.S. Home Construction ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Home Construction ETF	$35	0.38%

Expenses Paid, Amount		$ 35
Expense Ratio, Percent		0.38%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: April 1, 2015 through March 31, 2025

Initial investment of $10,000

	Fund	S&P Total Market Index	Dow Jones U.S. Select Home Construction Index™
Mar 15	$10,000	$10,000	$10,000
Apr 15	$9,162	$10,046	$9,165
May 15	$9,420	$10,187	$9,425
Jun 15	$9,721	$10,013	$9,732
Jul 15	$10,061	$10,179	$10,075
Aug 15	$9,828	$9,568	$9,845
Sep 15	$9,250	$9,286	$9,270
Oct 15	$9,636	$10,017	$9,659
Nov 15	$10,118	$10,073	$10,147
Dec 15	$9,618	$9,869	$9,648
Jan 16	$8,642	$9,309	$8,671
Feb 16	$8,689	$9,306	$8,722
Mar 16	$9,620	$9,961	$9,660
Apr 16	$9,453	$10,022	$9,494
May 16	$9,794	$10,202	$9,840
Jun 16	$9,832	$10,222	$9,883
Jul 16	$10,298	$10,628	$10,356
Aug 16	$10,333	$10,657	$10,394
Sep 16	$9,802	$10,676	$9,864
Oct 16	$9,172	$10,442	$9,234
Nov 16	$9,727	$10,906	$9,796
Dec 16	$9,792	$11,118	$9,862
Jan 17	$10,308	$11,334	$10,389
Feb 17	$10,850	$11,752	$10,937
Mar 17	$11,399	$11,762	$11,497
Apr 17	$11,528	$11,885	$11,630
May 17	$11,560	$12,005	$11,664
Jun 17	$12,113	$12,116	$12,228
Jul 17	$12,099	$12,345	$12,216
Aug 17	$12,163	$12,367	$12,287
Sep 17	$13,053	$12,669	$13,189
Oct 17	$14,203	$12,944	$14,358
Nov 17	$15,482	$13,336	$15,656
Dec 17	$15,612	$13,471	$15,794
Jan 18	$15,330	$14,186	$15,517
Feb 18	$13,707	$13,660	$13,874
Mar 18	$14,043	$13,390	$14,223
Apr 18	$13,763	$13,437	$13,942
May 18	$13,767	$13,817	$13,952
Jun 18	$13,662	$13,908	$13,846
Jul 18	$13,565	$14,373	$13,751
Aug 18	$13,511	$14,873	$13,702
Sep 18	$12,680	$14,897	$12,863
Oct 18	$11,188	$13,793	$11,350
Nov 18	$11,615	$14,070	$11,787
Dec 18	$10,777	$12,758	$10,941
Jan 19	$12,308	$13,856	$12,503
Feb 19	$12,431	$14,343	$12,632
Mar 19	$12,694	$14,549	$12,904
Apr 19	$13,663	$15,128	$13,896
May 19	$13,123	$14,152	$13,349
Jun 19	$13,783	$15,144	$14,026
Jul 19	$14,036	$15,366	$14,289
Aug 19	$14,717	$15,056	$14,991
Sep 19	$15,630	$15,316	$15,928
Oct 19	$16,113	$15,641	$16,425
Nov 19	$16,424	$16,233	$16,749
Dec 19	$16,046	$16,700	$16,367
Jan 20	$17,167	$16,679	$17,517
Feb 20	$15,667	$15,314	$15,991
Mar 20	$10,485	$13,199	$10,706
Apr 20	$13,217	$14,949	$13,502
May 20	$15,659	$15,752	$16,005
Jun 20	$16,033	$16,115	$16,395
Jul 20	$18,728	$17,025	$19,157
Aug 20	$19,788	$18,249	$20,252
Sep 20	$20,562	$17,577	$21,051
Oct 20	$18,859	$17,203	$19,310
Nov 20	$20,326	$19,306	$20,820
Dec 20	$20,282	$20,172	$20,786
Jan 21	$21,434	$20,106	$21,971
Feb 21	$21,871	$20,750	$22,426
Mar 21	$24,696	$21,473	$25,334
Apr 21	$26,654	$22,575	$27,355
May 21	$26,174	$22,678	$26,870
Jun 21	$25,214	$23,252	$25,893
Jul 21	$26,070	$23,653	$26,781
Aug 21	$26,653	$24,329	$27,391
Sep 21	$24,141	$23,225	$24,815
Oct 21	$26,247	$24,785	$26,987
Nov 21	$27,590	$24,419	$28,381
Dec 21	$30,249	$25,347	$31,131
Jan 22	$25,834	$23,825	$26,592
Feb 22	$24,386	$23,227	$25,106
Mar 22	$21,681	$23,979	$22,325
Apr 22	$21,153	$21,816	$21,788
May 22	$22,076	$21,772	$22,748
Jun 22	$19,232	$19,942	$19,822
Jul 22	$22,407	$21,812	$23,103
Aug 22	$20,549	$20,988	$21,194
Sep 22	$19,111	$19,032	$19,718
Oct 22	$20,682	$20,585	$21,345
Nov 22	$22,368	$21,671	$23,093
Dec 22	$22,330	$20,397	$23,063
Jan 23	$25,620	$21,820	$26,468
Feb 23	$24,929	$21,314	$25,761
Mar 23	$25,950	$21,875	$26,828
Apr 23	$27,984	$22,094	$28,944
May 23	$27,002	$22,190	$27,938
Jun 23	$31,586	$23,711	$32,695
Jul 23	$32,832	$24,565	$33,996
Aug 23	$31,895	$24,083	$33,036
Sep 23	$29,059	$22,931	$30,107
Oct 23	$27,242	$22,313	$28,235
Nov 23	$32,229	$24,407	$33,418
Dec 23	$37,700	$25,713	$39,106
Jan 24	$37,066	$25,997	$38,463
Feb 24	$39,989	$27,410	$41,510
Mar 24	$43,017	$28,296	$44,667
Apr 24	$38,557	$27,048	$40,054
May 24	$39,428	$28,332	$40,970
Jun 24	$37,592	$29,212	$39,072
Jul 24	$44,832	$29,749	$46,623
Aug 24	$44,940	$30,386	$46,751
Sep 24	$47,291	$31,012	$49,215
Oct 24	$43,582	$30,791	$45,365
Nov 24	$46,067	$32,842	$47,965
Dec 24	$38,499	$31,852	$40,092
Jan 25	$39,948	$32,828	$41,585
Feb 25	$36,834	$32,208	$38,463
Mar 25	$35,685	$30,301	$37,277

See “Average annual total returns” for additional information on fund performance.

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 2,422,200,647	$ 2,422,200,647
Holdings Count | Holding	51	51
Advisory Fees Paid, Amount		$ 11,388,888
InvestmentCompanyPortfolioTurnover		13.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$2,422,200,647
Number of Portfolio Holdings...
51
Net Investment Advisory Fees...
$11,388,888
Portfolio Turnover Rate...
13%

Holdings [Text Block]

Industry allocation

Industry	Percent of Total InvestmentsFootnote Reference(a)
Homebuilding...
64.6%
Building Products...
16.4
Home Improvement Retail...
10.5
Specialty Chemicals...
4.5
Home Furnishings...
1.5
Construction Materials...
1.2
Trading Companies & Distributors...
1.2
Homefurnishing Retail...
0.1

Largest Holdings [Text Block]

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
DR Horton, Inc...
13.9%
Lennar Corp., Class A...
10.3
NVR, Inc...
8.4
PulteGroup, Inc...
8.0
Lowe's Companies, Inc...
4.6
Home Depot, Inc. (The)...
4.6
Sherwin-Williams Co. (The)...
4.5
Toll Brothers, Inc...
4.1
TopBuild Corp...
3.5
Lennox International, Inc...
2.8

C000198491
Shareholder Report [Line Items]
Fund Name		iShares U.S. Infrastructure ETF
Trading Symbol		IFRA
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares U.S. Infrastructure ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Infrastructure ETF	$31	0.30%

Expenses Paid, Amount		$ 31
Expense Ratio, Percent		0.30%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: April 3, 2018 through March 31, 2025

Initial investment of $10,000

	Fund	MSCI USA Index	NYSE® FactSet U.S. Infrastructure Index
Mar 18	$10,000	$10,000	$10,000
Apr 18	$10,225	$10,711	$11,219
May 18	$10,672	$10,973	$11,715
Jun 18	$10,692	$11,048	$11,737
Jul 18	$10,950	$11,446	$12,027
Aug 18	$10,930	$11,826	$12,008
Sep 18	$10,814	$11,880	$11,882
Oct 18	$9,886	$11,058	$10,869
Nov 18	$10,157	$11,274	$11,173
Dec 18	$9,312	$10,257	$10,245
Jan 19	$10,270	$11,102	$11,304
Feb 19	$10,719	$11,475	$11,801
Mar 19	$10,678	$11,688	$11,762
Apr 19	$10,982	$12,158	$12,104
May 19	$10,236	$11,391	$11,284
Jun 19	$11,140	$12,188	$12,285
Jul 19	$11,066	$12,375	$12,211
Aug 19	$10,736	$12,157	$11,845
Sep 19	$11,332	$12,373	$12,503
Oct 19	$11,377	$12,642	$12,556
Nov 19	$11,409	$13,116	$12,596
Dec 19	$11,795	$13,502	$13,024
Jan 20	$11,515	$13,539	$12,719
Feb 20	$10,318	$11,762	$11,393
Mar 20	$8,407	$10,270	$8,459
Apr 20	$9,303	$12,270	$10,266
May 20	$9,739	$12,907	$10,755
Jun 20	$9,850	$13,202	$10,881
Jul 20	$10,117	$13,985	$11,179
Aug 20	$10,433	$15,037	$11,536
Sep 20	$10,196	$14,482	$11,275
Oct 20	$10,690	$14,105	$11,824
Nov 20	$11,962	$15,738	$13,244
Dec 20	$12,655	$16,388	$13,978
Jan 21	$12,541	$16,236	$13,855
Feb 21	$13,318	$16,659	$14,759
Mar 21	$14,638	$17,285	$16,236
Apr 21	$15,121	$18,225	$16,776
May 21	$15,303	$18,315	$16,985
Jun 21	$14,978	$18,828	$16,628
Jul 21	$15,203	$19,276	$16,885
Aug 21	$15,471	$19,843	$17,185
Sep 21	$14,559	$18,905	$16,179
Oct 21	$15,449	$20,225	$17,172
Nov 21	$15,235	$20,021	$16,939
Dec 21	$16,421	$20,810	$18,271
Jan 22	$15,566	$19,636	$17,317
Feb 22	$15,973	$19,062	$17,777
Mar 22	$16,801	$19,730	$18,705
Apr 22	$15,822	$17,944	$17,614
May 22	$16,376	$17,904	$18,232
Jun 22	$14,739	$16,421	$16,416
Jul 22	$16,148	$17,952	$17,993
Aug 22	$15,808	$17,247	$17,608
Sep 22	$14,030	$15,644	$15,626
Oct 22	$15,549	$16,888	$17,330
Nov 22	$16,615	$17,808	$18,524
Dec 22	$15,910	$16,761	$17,745
Jan 23	$17,070	$16,934	$19,044
Feb 23	$16,722	$17,438	$18,662
Mar 23	$16,451	$18,055	$18,366
Apr 23	$16,348	$18,284	$18,254
May 23	$15,867	$18,403	$17,724
Jun 23	$17,280	$19,631	$19,273
Jul 23	$17,852	$20,310	$19,916
Aug 23	$17,247	$19,964	$19,246
Sep 23	$16,276	$19,028	$18,168
Oct 23	$15,631	$18,588	$17,453
Nov 23	$16,756	$20,341	$18,713
Dec 23	$18,010	$21,298	$20,076
Jan 24	$17,319	$21,645	$19,309
Feb 24	$18,275	$21,579	$20,382
Mar 24	$19,481	$22,261	$19,823
Apr 24	$18,973	$22,552	$21,174
May 24	$19,900	$23,632	$22,215
Jun 24	$19,010	$24,484	$21,227
Jul 24	$20,831	$24,790	$23,267
Aug 24	$20,581	$24,023	$22,992
Sep 24	$21,319	$24,534	$21,728
Oct 24	$21,288	$25,744	$23,802
Nov 24	$23,403	$27,359	$23,876
Dec 24	$21,077	$26,658	$21,508
Jan 25	$21,602	$25,992	$22,043
Feb 25	$21,266	$25,576	$21,712
Mar 25	$20,681	$24,080	$21,120

See “Average annual total returns” for additional information on fund performance.

Performance Inception Date		Apr. 03, 2018
No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 2,268,858,747	$ 2,268,858,747
Holdings Count | Holding	163	163
Advisory Fees Paid, Amount		$ 8,228,361
InvestmentCompanyPortfolioTurnover		29.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$2,268,858,747
Number of Portfolio Holdings...
163
Net Investment Advisory Fees...
$8,228,361
Portfolio Turnover Rate...
29%

Holdings [Text Block]

Industry allocation

Industry	Percent of Total InvestmentsFootnote Reference(a)
Electric Utilities...
19.6%
Construction & Engineering...
12.8
Multi-Utilities...
11.8
Steel...
7.0
Water Utilities...
6.5
Oil & Gas Storage & Transportation...
6.3
Gas Utilities...
6.0
Building Products...
5.5
Construction Materials...
3.4
Construction Machinery & Heavy Transportation Equipment...
3.1
OtherFootnote Reference(b)...
18.0

Largest Holdings [Text Block]

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
TXNM Energy, Inc...
0.8%
ONEOK, Inc...
0.8
Williams Companies, Inc. (The)...
0.8
Antero Midstream Corp...
0.8
DT Midstream, Inc...
0.8
Kinder Morgan, Inc...
0.8
NRG Energy, Inc...
0.8
PG&E Corp...
0.8
Algonquin Power & Utilities Corp...
0.8
Exelon Corp...
0.8

C000025775
Shareholder Report [Line Items]
Fund Name		iShares U.S. Insurance ETF
Trading Symbol		IAK
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares U.S. Insurance ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Insurance ETF	$42	0.38%

Expenses Paid, Amount		$ 42
Expense Ratio, Percent		0.38%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: April 1, 2015 through March 31, 2025

Initial investment of $10,000

	Fund	S&P Total Market Index	Dow Jones U.S. Select Insurance Index™
Mar 15	$10,000	$10,000	$10,000
Apr 15	$9,913	$10,046	$9,917
May 15	$10,055	$10,187	$10,063
Jun 15	$10,230	$10,013	$10,240
Jul 15	$10,775	$10,179	$10,793
Aug 15	$10,104	$9,568	$10,122
Sep 15	$9,907	$9,286	$9,928
Oct 15	$10,640	$10,017	$10,668
Nov 15	$10,807	$10,073	$10,840
Dec 15	$10,459	$9,869	$10,494
Jan 16	$9,794	$9,309	$9,824
Feb 16	$9,583	$9,306	$9,616
Mar 16	$10,270	$9,961	$10,311
Apr 16	$10,383	$10,022	$10,429
May 16	$10,792	$10,202	$10,845
Jun 16	$10,506	$10,222	$10,560
Jul 16	$10,609	$10,628	$10,667
Aug 16	$11,029	$10,657	$11,093
Sep 16	$10,981	$10,676	$11,050
Oct 16	$11,019	$10,442	$11,091
Nov 16	$11,976	$10,906	$12,059
Dec 16	$12,380	$11,118	$12,470
Jan 17	$12,388	$11,334	$12,486
Feb 17	$12,834	$11,752	$12,943
Mar 17	$12,658	$11,762	$12,768
Apr 17	$12,691	$11,885	$12,795
May 17	$12,802	$12,005	$12,910
Jun 17	$13,136	$12,116	$13,252
Jul 17	$13,577	$12,345	$13,706
Aug 17	$13,073	$12,367	$13,199
Sep 17	$13,458	$12,669	$13,593
Oct 17	$13,872	$12,944	$14,018
Nov 17	$14,226	$13,336	$14,383
Dec 17	$14,126	$13,471	$14,284
Jan 18	$14,412	$14,186	$14,582
Feb 18	$13,704	$13,660	$13,867
Mar 18	$13,788	$13,390	$13,954
Apr 18	$13,876	$13,437	$14,049
May 18	$13,519	$13,817	$13,694
Jun 18	$13,200	$13,908	$13,375
Jul 18	$14,082	$14,373	$14,275
Aug 18	$14,173	$14,873	$14,371
Sep 18	$14,292	$14,897	$14,497
Oct 18	$13,202	$13,793	$13,394
Nov 18	$13,581	$14,070	$13,784
Dec 18	$12,564	$12,758	$12,753
Jan 19	$13,479	$13,856	$13,688
Feb 19	$14,044	$14,343	$14,268
Mar 19	$13,872	$14,549	$14,094
Apr 19	$14,898	$15,128	$15,140
May 19	$14,715	$14,152	$14,958
Jun 19	$15,479	$15,144	$15,741
Jul 19	$15,744	$15,366	$16,016
Aug 19	$15,072	$15,056	$15,340
Sep 19	$15,840	$15,316	$16,126
Oct 19	$15,268	$15,641	$15,545
Nov 19	$15,703	$16,233	$15,994
Dec 19	$15,768	$16,700	$16,066
Jan 20	$15,792	$16,679	$16,097
Feb 20	$14,109	$15,314	$14,386
Mar 20	$11,109	$13,199	$11,331
Apr 20	$11,571	$14,949	$11,804
May 20	$11,999	$15,752	$12,244
Jun 20	$12,295	$16,115	$12,553
Jul 20	$12,873	$17,025	$13,149
Aug 20	$13,120	$18,249	$13,404
Sep 20	$12,560	$17,577	$12,839
Oct 20	$12,808	$17,203	$13,098
Nov 20	$14,482	$19,306	$14,815
Dec 20	$15,315	$20,172	$15,671
Jan 21	$14,786	$20,106	$15,135
Feb 21	$16,044	$20,750	$16,427
Mar 21	$16,945	$21,473	$17,356
Apr 21	$18,057	$22,575	$18,501
May 21	$18,551	$22,678	$19,011
Jun 21	$17,740	$23,252	$18,185
Jul 21	$17,742	$23,653	$18,189
Aug 21	$18,742	$24,329	$19,224
Sep 21	$18,055	$23,225	$18,524
Oct 21	$19,266	$24,785	$19,774
Nov 21	$18,170	$24,419	$18,654
Dec 21	$19,404	$25,347	$19,931
Jan 22	$19,794	$23,825	$20,335
Feb 22	$19,971	$23,227	$20,528
Mar 22	$21,242	$23,979	$21,843
Apr 22	$19,910	$21,816	$20,485
May 22	$20,611	$21,772	$21,216
Jun 22	$19,402	$19,942	$19,972
Jul 22	$19,241	$21,812	$19,812
Aug 22	$19,454	$20,988	$20,044
Sep 22	$18,573	$19,032	$19,143
Oct 22	$21,367	$20,585	$22,035
Nov 22	$22,197	$21,671	$22,897
Dec 22	$21,621	$20,397	$22,311
Jan 23	$22,426	$21,820	$23,143
Feb 23	$22,181	$21,314	$22,904
Mar 23	$20,318	$21,875	$20,987
Apr 23	$20,931	$22,094	$21,628
May 23	$19,578	$22,190	$20,235
Jun 23	$20,911	$23,711	$21,619
Jul 23	$21,638	$24,565	$22,374
Aug 23	$21,667	$24,083	$22,412
Sep 23	$21,926	$22,931	$22,686
Oct 23	$22,489	$22,313	$23,267
Nov 23	$23,806	$24,407	$24,639
Dec 23	$24,047	$25,713	$24,913
Jan 24	$25,678	$25,997	$26,593
Feb 24	$26,755	$27,410	$27,697
Mar 24	$28,277	$28,296	$29,300
Apr 24	$26,900	$27,048	$27,875
May 24	$28,175	$28,332	$29,212
Jun 24	$27,289	$29,212	$28,303
Jul 24	$29,152	$29,749	$30,244
Aug 24	$31,076	$30,386	$32,249
Sep 24	$31,315	$31,012	$32,522
Oct 24	$30,606	$30,791	$31,791
Nov 24	$33,462	$32,842	$34,766
Dec 24	$30,824	$31,852	$32,035
Jan 25	$31,434	$32,828	$32,676
Feb 25	$33,180	$32,208	$34,504
Mar 25	$33,820	$30,301	$35,185

See “Average annual total returns” for additional information on fund performance.

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 792,775,047	$ 792,775,047
Holdings Count | Holding	58	58
Advisory Fees Paid, Amount		$ 2,630,411
InvestmentCompanyPortfolioTurnover		12.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$792,775,047
Number of Portfolio Holdings...
58
Net Investment Advisory Fees...
$2,630,411
Portfolio Turnover Rate...
12%

Holdings [Text Block]

Industry allocation

Industry	Percent of Total InvestmentsFootnote Reference(a)
Property & Casualty Insurance...
78.6%
Life & Health Insurance...
21.2
Multi-line Insurance...
0.2

Largest Holdings [Text Block]

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Progressive Corp. (The)...
17.5%
Chubb Ltd...
11.8
Travelers Companies, Inc. (The)...
6.3
Allstate Corp. (The)...
5.8
American International Group, Inc...
4.6
Aflac, Inc...
4.5
Prudential Financial, Inc...
4.4
MetLife, Inc...
4.3
Arch Capital Group Ltd...
4.0
Hartford Insurance Group, Inc. (The)...
4.0

C000251033
Shareholder Report [Line Items]
Fund Name	iShares U.S. Manufacturing ETF
Trading Symbol	MADE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares U.S. Manufacturing ETF (the “Fund”) for the period of July 17, 2024 to March 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.40%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 12,525,690	$ 12,525,690
Holdings Count | Holding	111	111
Advisory Fees Paid, Amount	$ 25,421
InvestmentCompanyPortfolioTurnover	18.00%
C000025773
Shareholder Report [Line Items]
Fund Name		iShares U.S. Medical Devices ETF
Trading Symbol		IHI
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares U.S. Medical Devices ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Medical Devices ETF	$39	0.38%

Expenses Paid, Amount		$ 39
Expense Ratio, Percent		0.38%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: April 1, 2015 through March 31, 2025

Initial investment of $10,000

	Fund	S&P Total Market Index	Dow Jones U.S. Select Medical Equipment Index™
Mar 15	$10,000	$10,000	$10,000
Apr 15	$9,722	$10,046	$9,724
May 15	$9,949	$10,187	$9,954
Jun 15	$9,984	$10,013	$9,993
Jul 15	$10,520	$10,179	$10,533
Aug 15	$9,894	$9,568	$9,909
Sep 15	$9,293	$9,286	$9,310
Oct 15	$9,949	$10,017	$9,972
Nov 15	$10,230	$10,073	$10,258
Dec 15	$10,313	$9,869	$10,345
Jan 16	$9,686	$9,309	$9,718
Feb 16	$9,790	$9,306	$9,826
Mar 16	$10,318	$9,961	$10,359
Apr 16	$10,828	$10,022	$10,876
May 16	$11,044	$10,202	$11,095
Jun 16	$11,436	$10,222	$11,493
Jul 16	$12,134	$10,628	$12,200
Aug 16	$12,088	$10,657	$12,160
Sep 16	$12,275	$10,676	$12,352
Oct 16	$11,391	$10,442	$11,465
Nov 16	$11,102	$10,906	$11,177
Dec 16	$11,260	$11,118	$11,341
Jan 17	$12,038	$11,334	$12,128
Feb 17	$12,656	$11,752	$12,755
Mar 17	$12,831	$11,762	$12,938
Apr 17	$13,361	$11,885	$13,477
May 17	$13,637	$12,005	$13,761
Jun 17	$14,115	$12,116	$14,249
Jul 17	$13,948	$12,345	$14,085
Aug 17	$14,081	$12,367	$14,224
Sep 17	$14,169	$12,669	$14,318
Oct 17	$14,636	$12,944	$14,796
Nov 17	$15,081	$13,336	$15,252
Dec 17	$14,743	$13,471	$14,915
Jan 18	$16,237	$14,186	$16,435
Feb 18	$15,617	$13,660	$15,811
Mar 18	$15,716	$13,390	$15,917
Apr 18	$16,005	$13,437	$16,217
May 18	$16,832	$13,817	$17,070
Jun 18	$17,056	$13,908	$17,303
Jul 18	$17,708	$14,373	$17,972
Aug 18	$18,691	$14,873	$18,976
Sep 18	$19,348	$14,897	$19,647
Oct 18	$17,470	$13,793	$17,747
Nov 18	$18,419	$14,070	$18,716
Dec 18	$17,024	$12,758	$17,304
Jan 19	$18,345	$13,856	$18,654
Feb 19	$19,272	$14,343	$19,603
Mar 19	$19,722	$14,549	$20,069
Apr 19	$19,151	$15,128	$19,494
May 19	$18,806	$14,152	$19,148
Jun 19	$20,533	$15,144	$20,915
Jul 19	$20,995	$15,366	$21,395
Aug 19	$21,284	$15,056	$21,697
Sep 19	$21,124	$15,316	$21,541
Oct 19	$21,248	$15,641	$21,673
Nov 19	$22,168	$16,233	$22,618
Dec 19	$22,594	$16,700	$23,059
Jan 20	$22,642	$16,679	$23,117
Feb 20	$20,710	$15,314	$21,150
Mar 20	$19,265	$13,199	$19,681
Apr 20	$22,003	$14,949	$22,485
May 20	$22,938	$15,752	$23,447
Jun 20	$22,656	$16,115	$23,168
Jul 20	$25,092	$17,025	$25,671
Aug 20	$25,999	$18,249	$26,609
Sep 20	$25,711	$17,577	$26,324
Oct 20	$25,511	$17,203	$26,129
Nov 20	$26,807	$19,306	$27,462
Dec 20	$28,056	$20,172	$28,751
Jan 21	$28,580	$20,106	$29,300
Feb 21	$28,240	$20,750	$28,960
Mar 21	$28,323	$21,473	$29,054
Apr 21	$30,376	$22,575	$31,171
May 21	$29,702	$22,678	$30,486
Jun 21	$30,976	$23,252	$31,804
Jul 21	$32,802	$23,653	$33,689
Aug 21	$33,760	$24,329	$34,684
Sep 21	$32,363	$23,225	$33,260
Oct 21	$33,713	$24,785	$34,661
Nov 21	$31,878	$24,419	$32,782
Dec 21	$33,956	$25,347	$34,933
Jan 22	$30,479	$23,825	$31,364
Feb 22	$30,543	$23,227	$31,439
Mar 22	$31,436	$23,979	$32,368
Apr 22	$28,410	$21,816	$29,260
May 22	$28,092	$21,772	$28,941
Jun 22	$26,043	$19,942	$26,837
Jul 22	$27,757	$21,812	$28,612
Aug 22	$26,106	$20,988	$26,919
Sep 22	$24,392	$19,032	$25,160
Oct 22	$26,003	$20,585	$26,828
Nov 22	$27,474	$21,671	$28,355
Dec 22	$27,259	$20,397	$28,143
Jan 23	$27,980	$21,820	$28,898
Feb 23	$26,970	$21,314	$27,863
Mar 23	$28,013	$21,875	$28,950
Apr 23	$29,440	$22,094	$30,435
May 23	$27,435	$22,190	$28,370
Jun 23	$29,300	$23,711	$30,310
Jul 23	$29,124	$24,565	$30,137
Aug 23	$27,269	$24,083	$28,224
Sep 23	$25,239	$22,931	$26,130
Oct 23	$23,556	$22,313	$24,393
Nov 23	$26,096	$24,407	$27,033
Dec 23	$28,135	$25,713	$29,157
Jan 24	$29,102	$25,997	$30,169
Feb 24	$29,631	$27,410	$30,726
Mar 24	$30,561	$28,296	$31,700
Apr 24	$28,695	$27,048	$29,774
May 24	$28,963	$28,332	$30,060
Jun 24	$29,244	$29,212	$30,358
Jul 24	$28,670	$29,749	$29,771
Aug 24	$30,736	$30,386	$31,927
Sep 24	$30,976	$31,012	$32,187
Oct 24	$30,412	$30,791	$31,613
Nov 24	$31,911	$32,842	$33,182
Dec 24	$30,557	$31,852	$31,785
Jan 25	$33,425	$32,828	$34,782
Feb 25	$33,399	$32,208	$34,765
Mar 25	$31,535	$30,301	$32,834

See “Average annual total returns” for additional information on fund performance.

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 4,637,506,316	$ 4,637,506,316
Holdings Count | Holding	52	52
Advisory Fees Paid, Amount		$ 18,976,580
InvestmentCompanyPortfolioTurnover		16.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$4,637,506,316
Number of Portfolio Holdings...
52
Net Investment Advisory Fees...
$18,976,580
Portfolio Turnover Rate...
16%

Holdings [Text Block]

Industry allocation

Industry	Percent of Total InvestmentsFootnote Reference(a)
Health Care Equipment...
100.0%

Largest Holdings [Text Block]

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Abbott Laboratories...
18.9%
Intuitive Surgical, Inc...
14.5
Boston Scientific Corp...
11.7
Edwards Lifesciences Corp...
4.7
Becton Dickinson & Co...
4.5
Stryker Corp...
4.5
Medtronic PLC...
4.4
GE HealthCare Technologies, Inc...
4.3
IDEXX Laboratories, Inc...
4.1
ResMed, Inc...
3.9

C000025768
Shareholder Report [Line Items]
Fund Name		iShares U.S. Oil & Gas Exploration & Production ETF
Trading Symbol		IEO
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares U.S. Oil & Gas Exploration & Production ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Oil & Gas Exploration & Production ETF	$36	0.38%

Expenses Paid, Amount		$ 36
Expense Ratio, Percent		0.38%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: April 1, 2015 through March 31, 2025

Initial investment of $10,000

	Fund	S&P Total Market Index	Dow Jones U.S. Select Oil Exploration & Production Index™
Mar 15	$10,000	$10,000	$10,000
Apr 15	$10,736	$10,046	$10,739
May 15	$10,048	$10,187	$10,052
Jun 15	$9,673	$10,013	$9,679
Jul 15	$8,653	$10,179	$8,659
Aug 15	$8,318	$9,568	$8,324
Sep 15	$7,631	$9,286	$7,636
Oct 15	$8,579	$10,017	$8,584
Nov 15	$8,616	$10,073	$8,624
Dec 15	$7,311	$9,869	$7,318
Jan 16	$6,781	$9,309	$6,790
Feb 16	$6,163	$9,306	$6,173
Mar 16	$7,205	$9,961	$7,222
Apr 16	$8,063	$10,022	$8,086
May 16	$7,879	$10,202	$7,906
Jun 16	$7,889	$10,222	$7,921
Jul 16	$7,795	$10,628	$7,832
Aug 16	$8,160	$10,657	$8,203
Sep 16	$8,576	$10,676	$8,624
Oct 16	$8,106	$10,442	$8,154
Nov 16	$9,158	$10,906	$9,217
Dec 16	$9,146	$11,118	$9,209
Jan 17	$8,914	$11,334	$8,978
Feb 17	$8,566	$11,752	$8,629
Mar 17	$8,566	$11,762	$8,632
Apr 17	$8,166	$11,885	$8,231
May 17	$7,717	$12,005	$7,780
Jun 17	$7,681	$12,116	$7,750
Jul 17	$7,915	$12,345	$7,988
Aug 17	$7,340	$12,367	$7,409
Sep 17	$8,272	$12,669	$8,353
Oct 17	$8,352	$12,944	$8,438
Nov 17	$8,620	$13,336	$8,711
Dec 17	$9,173	$13,471	$9,273
Jan 18	$9,406	$14,186	$9,512
Feb 18	$8,498	$13,660	$8,597
Mar 18	$9,001	$13,390	$9,109
Apr 18	$10,044	$13,437	$10,168
May 18	$10,473	$13,817	$10,606
Jun 18	$10,549	$13,908	$10,687
Jul 18	$10,862	$14,373	$11,008
Aug 18	$10,581	$14,873	$10,726
Sep 18	$10,804	$14,897	$10,956
Oct 18	$9,193	$13,793	$9,332
Nov 18	$8,590	$14,070	$8,721
Dec 18	$7,397	$12,758	$7,511
Jan 19	$8,398	$13,856	$8,530
Feb 19	$8,200	$14,343	$8,330
Mar 19	$8,366	$14,549	$8,502
Apr 19	$8,633	$15,128	$8,778
May 19	$7,434	$14,152	$7,557
Jun 19	$8,095	$15,144	$8,231
Jul 19	$7,817	$15,366	$7,954
Aug 19	$6,996	$15,056	$7,118
Sep 19	$7,398	$15,316	$7,530
Oct 19	$7,372	$15,641	$7,505
Nov 19	$7,375	$16,233	$7,510
Dec 19	$8,103	$16,700	$8,255
Jan 20	$7,016	$16,679	$7,150
Feb 20	$5,878	$15,314	$5,992
Mar 20	$3,375	$13,199	$3,439
Apr 20	$4,968	$14,949	$5,066
May 20	$4,987	$15,752	$5,086
Jun 20	$5,009	$16,115	$5,110
Jul 20	$4,802	$17,025	$4,902
Aug 20	$4,767	$18,249	$4,867
Sep 20	$3,990	$17,577	$4,075
Oct 20	$3,799	$17,203	$3,881
Nov 20	$5,053	$19,306	$5,165
Dec 20	$5,449	$20,172	$5,572
Jan 21	$5,708	$20,106	$5,838
Feb 21	$7,221	$20,750	$7,389
Mar 21	$7,427	$21,473	$7,605
Apr 21	$7,548	$22,575	$7,729
May 21	$8,220	$22,678	$8,422
Jun 21	$8,787	$23,252	$9,006
Jul 21	$7,802	$23,653	$7,999
Aug 21	$7,819	$24,329	$8,020
Sep 21	$8,996	$23,225	$9,231
Oct 21	$9,891	$24,785	$10,153
Nov 21	$9,345	$24,419	$9,595
Dec 21	$9,569	$25,347	$9,829
Jan 22	$11,135	$23,825	$11,441
Feb 22	$12,078	$23,227	$12,414
Mar 22	$13,254	$23,979	$13,627
Apr 22	$13,031	$21,816	$13,403
May 22	$15,348	$21,772	$15,793
Jun 22	$12,328	$19,942	$12,686
Jul 22	$13,620	$21,812	$14,022
Aug 22	$14,669	$20,988	$15,109
Sep 22	$13,382	$19,032	$13,788
Oct 22	$16,176	$20,585	$16,672
Nov 22	$16,276	$21,671	$16,780
Dec 22	$15,117	$20,397	$15,588
Jan 23	$15,527	$21,820	$16,016
Feb 23	$14,222	$21,314	$14,675
Mar 23	$14,102	$21,875	$14,562
Apr 23	$14,107	$22,094	$14,570
May 23	$13,034	$22,190	$13,467
Jun 23	$14,043	$23,711	$14,515
Jul 23	$15,719	$24,565	$16,255
Aug 23	$16,170	$24,083	$16,727
Sep 23	$16,201	$22,931	$16,758
Oct 23	$16,085	$22,313	$16,644
Nov 23	$15,640	$24,407	$16,187
Dec 23	$15,649	$25,713	$16,201
Jan 24	$15,457	$25,997	$16,007
Feb 24	$16,059	$27,410	$16,637
Mar 24	$18,065	$28,296	$18,721
Apr 24	$17,632	$27,048	$18,278
May 24	$17,331	$28,332	$17,972
Jun 24	$16,902	$29,212	$17,532
Jul 24	$16,953	$29,749	$17,591
Aug 24	$16,580	$30,386	$17,209
Sep 24	$15,644	$31,012	$16,242
Oct 24	$15,631	$30,791	$16,233
Nov 24	$17,007	$32,842	$17,668
Dec 24	$15,433	$31,852	$16,038
Jan 25	$15,897	$32,828	$16,527
Feb 25	$15,989	$32,208	$16,626
Mar 25	$16,361	$30,301	$17,018

See “Average annual total returns” for additional information on fund performance.

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 562,326,032	$ 562,326,032
Holdings Count | Holding	50	50
Advisory Fees Paid, Amount		$ 2,549,716
InvestmentCompanyPortfolioTurnover		19.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$562,326,032
Number of Portfolio Holdings...
50
Net Investment Advisory Fees...
$2,549,716
Portfolio Turnover Rate...
19%

Holdings [Text Block]

Industry allocation

Industry	Percent of Total InvestmentsFootnote Reference(a)
Oil & Gas Exploration & Production...
79.6%
Oil & Gas Refining & Marketing...
20.4

Largest Holdings [Text Block]

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
ConocoPhillips...
20.2%
EOG Resources, Inc...
10.9
Phillips 66...
7.7
Marathon Petroleum Corp...
5.9
Hess Corp...
4.7
EQT Corp...
4.7
Valero Energy Corp...
4.5
Devon Energy Corp...
4.3
Texas Pacific Land Corp...
4.2
Diamondback Energy, Inc...
4.1

C000025770
Shareholder Report [Line Items]
Fund Name		iShares U.S. Oil Equipment & Services ETF
Trading Symbol		IEZ
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares U.S. Oil Equipment & Services ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Oil Equipment & Services ETF	$35	0.38%

Expenses Paid, Amount		$ 35
Expense Ratio, Percent		0.38%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: April 1, 2015 through March 31, 2025

Initial investment of $10,000

	Fund	S&P Total Market Index	Dow Jones U.S. Select Oil Equipment & Services Index™
Mar 15	$10,000	$10,000	$10,000
Apr 15	$11,523	$10,046	$11,527
May 15	$10,760	$10,187	$10,761
Jun 15	$10,250	$10,013	$10,249
Jul 15	$9,086	$10,179	$9,084
Aug 15	$9,052	$9,568	$9,050
Sep 15	$7,816	$9,286	$7,811
Oct 15	$8,677	$10,017	$8,677
Nov 15	$8,877	$10,073	$8,879
Dec 15	$7,723	$9,869	$7,720
Jan 16	$7,112	$9,309	$7,109
Feb 16	$6,974	$9,306	$6,975
Mar 16	$7,741	$9,961	$7,744
Apr 16	$8,729	$10,022	$8,737
May 16	$8,103	$10,202	$8,111
Jun 16	$8,390	$10,222	$8,404
Jul 16	$8,162	$10,628	$8,177
Aug 16	$8,116	$10,657	$8,135
Sep 16	$8,616	$10,676	$8,639
Oct 16	$8,237	$10,442	$8,262
Nov 16	$9,596	$10,906	$9,630
Dec 16	$9,912	$11,118	$9,949
Jan 17	$9,973	$11,334	$10,013
Feb 17	$9,591	$11,752	$9,633
Mar 17	$9,202	$11,762	$9,243
Apr 17	$8,343	$11,885	$8,379
May 17	$7,709	$12,005	$7,745
Jun 17	$7,392	$12,116	$7,429
Jul 17	$7,416	$12,345	$7,448
Aug 17	$6,700	$12,367	$6,715
Sep 17	$7,972	$12,669	$7,994
Oct 17	$7,420	$12,944	$7,441
Nov 17	$7,501	$13,336	$7,524
Dec 17	$8,108	$13,471	$8,135
Jan 18	$8,483	$14,186	$8,516
Feb 18	$7,288	$13,660	$7,316
Mar 18	$7,344	$13,390	$7,373
Apr 18	$8,418	$13,437	$8,452
May 18	$8,463	$13,817	$8,500
Jun 18	$8,288	$13,908	$8,328
Jul 18	$8,331	$14,373	$8,374
Aug 18	$8,006	$14,873	$8,048
Sep 18	$8,137	$14,897	$8,185
Oct 18	$6,673	$13,793	$6,713
Nov 18	$5,915	$14,070	$5,950
Dec 18	$4,663	$12,758	$4,690
Jan 19	$5,592	$13,856	$5,626
Feb 19	$5,731	$14,343	$5,769
Mar 19	$5,794	$14,549	$5,836
Apr 19	$5,629	$15,128	$5,672
May 19	$4,476	$14,152	$4,512
Jun 19	$5,007	$15,144	$5,048
Jul 19	$4,924	$15,366	$4,968
Aug 19	$3,971	$15,056	$4,007
Sep 19	$4,091	$15,316	$4,130
Oct 19	$3,905	$15,641	$3,944
Nov 19	$4,091	$16,233	$4,132
Dec 19	$4,751	$16,700	$4,802
Jan 20	$3,923	$16,679	$3,966
Feb 20	$3,205	$15,314	$3,241
Mar 20	$1,421	$13,199	$1,432
Apr 20	$1,864	$14,949	$1,882
May 20	$2,052	$15,752	$2,069
Jun 20	$2,059	$16,115	$2,085
Jul 20	$2,135	$17,025	$2,165
Aug 20	$2,186	$18,249	$2,217
Sep 20	$1,738	$17,577	$1,760
Oct 20	$1,714	$17,203	$1,736
Nov 20	$2,407	$19,306	$2,442
Dec 20	$2,714	$20,172	$2,753
Jan 21	$2,806	$20,106	$2,849
Feb 21	$3,409	$20,750	$3,463
Mar 21	$3,255	$21,473	$3,311
Apr 21	$3,114	$22,575	$3,169
May 21	$3,612	$22,678	$3,677
Jun 21	$3,725	$23,252	$3,792
Jul 21	$3,263	$23,653	$3,322
Aug 21	$3,164	$24,329	$3,222
Sep 21	$3,332	$23,225	$3,395
Oct 21	$3,510	$24,785	$3,577
Nov 21	$3,030	$24,419	$3,087
Dec 21	$3,146	$25,347	$3,207
Jan 22	$3,795	$23,825	$3,870
Feb 22	$4,087	$23,227	$4,170
Mar 22	$4,716	$23,979	$4,814
Apr 22	$4,409	$21,816	$4,502
May 22	$4,967	$21,772	$5,073
Jun 22	$3,913	$19,942	$3,998
Jul 22	$4,038	$21,812	$4,127
Aug 22	$4,023	$20,988	$4,112
Sep 22	$3,531	$19,032	$3,610
Oct 22	$5,038	$20,585	$5,154
Nov 22	$5,145	$21,671	$5,266
Dec 22	$5,214	$20,397	$5,339
Jan 23	$5,644	$21,820	$5,781
Feb 23	$5,339	$21,314	$5,470
Mar 23	$4,770	$21,875	$4,888
Apr 23	$4,745	$22,094	$4,863
May 23	$4,251	$22,190	$4,358
Jun 23	$4,969	$23,711	$5,097
Jul 23	$5,910	$24,565	$6,066
Aug 23	$5,920	$24,083	$6,078
Sep 23	$5,957	$22,931	$6,118
Oct 23	$5,599	$22,313	$5,752
Nov 23	$5,379	$24,407	$5,528
Dec 23	$5,447	$25,713	$5,599
Jan 24	$5,085	$25,997	$5,228
Feb 24	$5,173	$27,410	$5,320
Mar 24	$5,897	$28,296	$6,068
Apr 24	$5,529	$27,048	$5,690
May 24	$5,659	$28,332	$5,826
Jun 24	$5,584	$29,212	$5,752
Jul 24	$5,956	$29,749	$6,137
Aug 24	$5,313	$30,386	$5,474
Sep 24	$5,058	$31,012	$5,213
Oct 24	$4,926	$30,791	$5,078
Nov 24	$5,473	$32,842	$5,645
Dec 24	$4,999	$31,852	$5,157
Jan 25	$5,207	$32,828	$5,373
Feb 25	$5,039	$32,208	$5,201
Mar 25	$4,947	$30,301	$5,106

See “Average annual total returns” for additional information on fund performance.

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 152,088,296	$ 152,088,296
Holdings Count | Holding	33	33
Advisory Fees Paid, Amount		$ 678,289
InvestmentCompanyPortfolioTurnover		25.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$152,088,296
Number of Portfolio Holdings...
33
Net Investment Advisory Fees...
$678,289
Portfolio Turnover Rate...
25%

Holdings [Text Block]

Industry allocation

Industry	Percent of Total InvestmentsFootnote Reference(a)
Oil & Gas Equipment & Services...
87.9%
Oil & Gas Drilling...
12.1

Largest Holdings [Text Block]

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Schlumberger N.V...
22.4%
Baker Hughes Co., Class A...
22.2
TechnipFMC PLC...
5.2
NOV, Inc...
4.6
ChampionX Corp...
4.5
Halliburton Co...
4.4
Archrock, Inc...
4.0
Weatherford International PLC...
3.4
Noble Corp. PLC, Class A...
2.7
Cactus, Inc., Class A...
2.6

C000025771
Shareholder Report [Line Items]
Fund Name		iShares U.S. Pharmaceuticals ETF
Trading Symbol		IHE
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares U.S. Pharmaceuticals ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Pharmaceuticals ETF	$39	0.38%

Expenses Paid, Amount		$ 39
Expense Ratio, Percent		0.38%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: April 1, 2015 through March 31, 2025

Initial investment of $10,000

	Fund	S&P Total Market Index	Dow Jones U.S. Select Pharmaceuticals Index™
Mar 15	$10,000	$10,000	$10,000
Apr 15	$9,755	$10,046	$9,750
May 15	$10,277	$10,187	$10,298
Jun 15	$10,158	$10,013	$10,184
Jul 15	$10,556	$10,179	$10,583
Aug 15	$9,706	$9,568	$9,731
Sep 15	$8,645	$9,286	$8,664
Oct 15	$9,091	$10,017	$9,115
Nov 15	$9,449	$10,073	$9,478
Dec 15	$9,538	$9,869	$9,569
Jan 16	$8,389	$9,309	$8,419
Feb 16	$8,049	$9,306	$8,079
Mar 16	$8,112	$9,961	$8,145
Apr 16	$8,354	$10,022	$8,392
May 16	$8,670	$10,202	$8,715
Jun 16	$8,581	$10,222	$8,627
Jul 16	$9,243	$10,628	$9,295
Aug 16	$8,843	$10,657	$8,895
Sep 16	$8,892	$10,676	$8,947
Oct 16	$8,119	$10,442	$8,169
Nov 16	$8,304	$10,906	$8,357
Dec 16	$8,420	$11,118	$8,477
Jan 17	$8,457	$11,334	$8,515
Feb 17	$9,134	$11,752	$9,200
Mar 17	$9,020	$11,762	$9,087
Apr 17	$9,157	$11,885	$9,226
May 17	$8,985	$12,005	$9,054
Jun 17	$9,319	$12,116	$9,394
Jul 17	$9,327	$12,345	$9,402
Aug 17	$9,334	$12,367	$9,411
Sep 17	$9,433	$12,669	$9,512
Oct 17	$9,101	$12,944	$9,179
Nov 17	$9,281	$13,336	$9,363
Dec 17	$9,318	$13,471	$9,401
Jan 18	$9,514	$14,186	$9,600
Feb 18	$9,034	$13,660	$9,116
Mar 18	$8,926	$13,390	$9,008
Apr 18	$8,750	$13,437	$8,830
May 18	$9,033	$13,817	$9,118
Jun 18	$9,197	$13,908	$9,285
Jul 18	$9,836	$14,373	$9,933
Aug 18	$10,304	$14,873	$10,406
Sep 18	$10,242	$14,897	$10,346
Oct 18	$9,289	$13,793	$9,382
Nov 18	$9,610	$14,070	$9,709
Dec 18	$8,603	$12,758	$8,690
Jan 19	$8,979	$13,856	$9,073
Feb 19	$9,458	$14,343	$9,560
Mar 19	$9,450	$14,549	$9,553
Apr 19	$9,166	$15,128	$9,264
May 19	$8,654	$14,152	$8,748
Jun 19	$9,286	$15,144	$9,391
Jul 19	$8,897	$15,366	$9,001
Aug 19	$8,590	$15,056	$8,692
Sep 19	$8,647	$15,316	$8,753
Oct 19	$9,029	$15,641	$9,142
Nov 19	$9,348	$16,233	$9,469
Dec 19	$9,935	$16,700	$10,068
Jan 20	$9,888	$16,679	$10,023
Feb 20	$8,972	$15,314	$9,096
Mar 20	$8,406	$13,199	$8,526
Apr 20	$9,499	$14,949	$9,638
May 20	$9,805	$15,752	$9,954
Jun 20	$9,609	$16,115	$9,758
Jul 20	$9,858	$17,025	$10,014
Aug 20	$10,451	$18,249	$10,622
Sep 20	$10,248	$17,577	$10,420
Oct 20	$10,015	$17,203	$10,186
Nov 20	$10,734	$19,306	$10,921
Dec 20	$11,308	$20,172	$11,510
Jan 21	$11,314	$20,106	$11,519
Feb 21	$11,241	$20,750	$11,446
Mar 21	$11,205	$21,473	$11,410
Apr 21	$11,315	$22,575	$11,526
May 21	$11,643	$22,678	$11,864
Jun 21	$11,769	$23,252	$11,997
Jul 21	$12,157	$23,653	$12,396
Aug 21	$12,247	$24,329	$12,492
Sep 21	$11,655	$23,225	$11,891
Oct 21	$11,976	$24,785	$12,223
Nov 21	$11,920	$24,419	$12,159
Dec 21	$12,759	$25,347	$13,019
Jan 22	$12,180	$23,825	$12,433
Feb 22	$11,752	$23,227	$11,997
Mar 22	$12,470	$23,979	$12,733
Apr 22	$12,064	$21,816	$12,322
May 22	$12,484	$21,772	$12,754
Jun 22	$12,356	$19,942	$12,628
Jul 22	$12,275	$21,812	$12,547
Aug 22	$11,342	$20,988	$11,597
Sep 22	$10,974	$19,032	$11,223
Oct 22	$11,732	$20,585	$11,995
Nov 22	$12,169	$21,671	$12,443
Dec 22	$12,149	$20,397	$12,427
Jan 23	$12,109	$21,820	$12,389
Feb 23	$11,482	$21,314	$11,745
Mar 23	$11,493	$21,875	$11,760
Apr 23	$11,881	$22,094	$12,159
May 23	$11,252	$22,190	$11,519
Jun 23	$11,774	$23,711	$12,057
Jul 23	$11,987	$24,565	$12,279
Aug 23	$12,461	$24,083	$12,769
Sep 23	$11,691	$22,931	$11,981
Oct 23	$11,059	$22,313	$11,337
Nov 23	$11,588	$24,407	$11,881
Dec 23	$12,270	$25,713	$12,582
Jan 24	$12,636	$25,997	$12,960
Feb 24	$13,484	$27,410	$13,835
Mar 24	$13,546	$28,296	$13,896
Apr 24	$12,783	$27,048	$13,117
May 24	$13,110	$28,332	$13,458
Jun 24	$13,294	$29,212	$13,650
Jul 24	$13,690	$29,749	$14,061
Aug 24	$14,610	$30,386	$15,009
Sep 24	$14,215	$31,012	$14,605
Oct 24	$13,921	$30,791	$14,301
Nov 24	$13,925	$32,842	$14,309
Dec 24	$13,261	$31,852	$13,634
Jan 25	$14,037	$32,828	$14,436
Feb 25	$14,678	$32,208	$15,100
Mar 25	$14,311	$30,301	$14,727

See “Average annual total returns” for additional information on fund performance.

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 613,820,771	$ 613,820,771
Holdings Count | Holding	41	41
Advisory Fees Paid, Amount		$ 2,457,866
InvestmentCompanyPortfolioTurnover		24.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$613,820,771
Number of Portfolio Holdings...
41
Net Investment Advisory Fees...
$2,457,866
Portfolio Turnover Rate...
24%

Holdings [Text Block]

Industry allocation

Industry	Percent of Total InvestmentsFootnote Reference(a)
Pharmaceuticals...
100.0%

Largest Holdings [Text Block]

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Johnson & Johnson...
22.5%
Eli Lilly & Co...
22.2
Bristol-Myers Squibb Co...
4.5
Zoetis, Inc., Class A...
4.5
Intra-Cellular Therapies, Inc...
4.4
Pfizer, Inc...
4.4
Corcept Therapeutics, Inc...
4.3
Merck & Co., Inc...
4.2
Royalty Pharma PLC, Class A...
4.2
Viatris, Inc...
4.2

C000012058
Shareholder Report [Line Items]
Fund Name		iShares U.S. Real Estate ETF
Trading Symbol		IYR
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares U.S. Real Estate ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Real Estate ETF	$40	0.38%

Expenses Paid, Amount		$ 40
Expense Ratio, Percent		0.38%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: April 1, 2015 through March 31, 2025

Initial investment of $10,000

	Fund	S&P Total Market Index	Dow Jones U.S. Real Estate Capped Index™
Mar 15	$10,000	$10,000	$10,000
Apr 15	$9,513	$10,046	$9,969
May 15	$9,488	$10,187	$9,946
Jun 15	$9,084	$10,013	$9,526
Jul 15	$9,515	$10,179	$9,985
Aug 15	$8,968	$9,568	$9,413
Sep 15	$9,114	$9,286	$9,570
Oct 15	$9,680	$10,017	$10,170
Nov 15	$9,657	$10,073	$10,149
Dec 15	$9,761	$9,869	$10,262
Jan 16	$9,367	$9,309	$9,848
Feb 16	$9,293	$9,306	$9,776
Mar 16	$10,252	$9,961	$10,790
Apr 16	$10,075	$10,022	$10,607
May 16	$10,309	$10,202	$10,856
Jun 16	$10,937	$10,222	$11,524
Jul 16	$11,344	$10,628	$11,957
Aug 16	$10,961	$10,657	$11,557
Sep 16	$10,799	$10,676	$11,391
Oct 16	$10,262	$10,442	$10,830
Nov 16	$10,030	$10,906	$10,590
Dec 16	$10,445	$11,118	$11,037
Jan 17	$10,465	$11,334	$11,063
Feb 17	$10,920	$11,752	$11,548
Mar 17	$10,768	$11,762	$11,392
Apr 17	$10,825	$11,885	$11,457
May 17	$10,820	$12,005	$11,454
Jun 17	$11,036	$12,116	$11,688
Jul 17	$11,168	$12,345	$11,830
Aug 17	$11,240	$12,367	$11,909
Sep 17	$11,155	$12,669	$11,820
Oct 17	$11,159	$12,944	$11,830
Nov 17	$11,439	$13,336	$12,134
Dec 17	$11,423	$13,471	$12,124
Jan 18	$11,095	$14,186	$11,778
Feb 18	$10,351	$13,660	$10,992
Mar 18	$10,738	$13,390	$11,407
Apr 18	$10,763	$13,437	$11,438
May 18	$11,113	$13,817	$11,814
Jun 18	$11,561	$13,908	$12,295
Jul 18	$11,661	$14,373	$12,405
Aug 18	$11,935	$14,873	$12,700
Sep 18	$11,624	$14,897	$12,374
Oct 18	$11,318	$13,793	$12,036
Nov 18	$11,846	$14,070	$12,603
Dec 18	$10,933	$12,758	$11,635
Jan 19	$12,181	$13,856	$12,967
Feb 19	$12,278	$14,343	$13,073
Mar 19	$12,788	$14,549	$13,622
Apr 19	$12,779	$15,128	$13,618
May 19	$12,774	$14,152	$13,617
Jun 19	$13,006	$15,144	$13,870
Jul 19	$13,237	$15,366	$14,121
Aug 19	$13,691	$15,056	$14,610
Sep 19	$13,941	$15,316	$14,882
Oct 19	$14,055	$15,641	$15,009
Nov 19	$13,907	$16,233	$14,848
Dec 19	$14,037	$16,700	$15,000
Jan 20	$14,244	$16,679	$15,227
Feb 20	$13,250	$15,314	$14,169
Mar 20	$10,596	$13,199	$10,823
Apr 20	$11,562	$14,949	$12,372
May 20	$11,776	$15,752	$12,609
Jun 20	$12,071	$16,115	$12,920
Jul 20	$12,556	$17,025	$13,461
Aug 20	$12,585	$18,249	$13,493
Sep 20	$12,297	$17,577	$13,187
Oct 20	$11,935	$17,203	$12,801
Nov 20	$12,956	$19,306	$13,856
Dec 20	$13,281	$20,172	$14,206
Jan 21	$13,234	$20,106	$14,160
Feb 21	$13,543	$20,750	$14,496
Mar 21	$14,307	$21,473	$15,320
Apr 21	$15,456	$22,575	$16,556
May 21	$15,609	$22,678	$16,723
Jun 21	$15,961	$23,252	$17,107
Jul 21	$16,709	$23,653	$17,915
Aug 21	$17,051	$24,329	$18,288
Sep 21	$16,085	$23,225	$17,257
Oct 21	$17,223	$24,785	$18,485
Nov 21	$16,832	$24,419	$18,068
Dec 21	$18,419	$25,347	$19,778
Jan 22	$16,915	$23,825	$18,170
Feb 22	$16,148	$23,227	$17,351
Mar 22	$17,207	$23,979	$18,494
Apr 22	$16,519	$21,816	$17,761
May 22	$15,794	$21,772	$16,987
Jun 22	$14,704	$19,942	$15,820
Jul 22	$16,003	$21,812	$17,224
Aug 22	$15,073	$20,988	$16,228
Sep 22	$13,160	$19,032	$14,173
Oct 22	$13,570	$20,585	$14,619
Nov 22	$14,418	$21,671	$15,538
Dec 22	$13,729	$20,397	$14,800
Jan 23	$15,095	$21,820	$16,278
Feb 23	$14,191	$21,314	$15,308
Mar 23	$13,930	$21,875	$15,033
Apr 23	$14,053	$22,094	$15,170
May 23	$13,485	$22,190	$14,562
Jun 23	$14,258	$23,711	$15,402
Jul 23	$14,506	$24,565	$15,675
Aug 23	$14,050	$24,083	$15,188
Sep 23	$13,024	$22,931	$14,081
Oct 23	$12,555	$22,313	$13,576
Nov 23	$14,094	$24,407	$15,238
Dec 23	$15,358	$25,713	$16,618
Jan 24	$14,591	$25,997	$15,793
Feb 24	$14,889	$27,410	$16,118
Mar 24	$15,168	$28,296	$15,678
Apr 24	$13,938	$27,048	$15,097
May 24	$14,613	$28,332	$15,825
Jun 24	$14,905	$29,212	$16,154
Jul 24	$16,016	$29,749	$17,365
Aug 24	$16,889	$30,386	$18,316
Sep 24	$17,427	$31,012	$18,048
Oct 24	$16,800	$30,791	$18,225
Nov 24	$17,485	$32,842	$18,130
Dec 24	$16,046	$31,852	$16,641
Jan 25	$16,350	$32,828	$16,959
Feb 25	$16,969	$32,208	$17,602
Mar 25	$16,566	$30,301	$17,188

See “Average annual total returns” for additional information on fund performance.

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 3,556,541,698	$ 3,556,541,698
Holdings Count | Holding	68	68
Advisory Fees Paid, Amount		$ 15,153,338
InvestmentCompanyPortfolioTurnover		11.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$3,556,541,698
Number of Portfolio Holdings...
68
Net Investment Advisory Fees...
$15,153,338
Portfolio Turnover Rate...
11%

Holdings [Text Block]

Industry allocation

Industry	Percent of Total InvestmentsFootnote Reference(a)
Health Care REITs...
13.0%
Telecom Tower REITs...
12.9
Retail REITs...
12.2
Industrial REITs...
10.9
Multi-Family Residential REITs...
9.2
Data Center REITs...
7.7
Real Estate Services...
7.5
Self-Storage REITs...
6.8
Other Specialized REITs...
6.6
Single-Family Residential REITs...
4.6
OtherFootnote Reference(b)...
8.6

Largest Holdings [Text Block]

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Prologis, Inc...
7.7%
American Tower Corp...
7.6
Welltower, Inc...
7.0
Equinix, Inc...
4.2
Simon Property Group, Inc...
3.9
Realty Income Corp...
3.9
Public Storage...
3.6
Digital Realty Trust, Inc...
3.5
Crown Castle, Inc...
3.5
CBRE Group, Inc., Class A...
3.0

C000025776
Shareholder Report [Line Items]
Fund Name		iShares U.S. Regional Banks ETF
Trading Symbol		IAT
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares U.S. Regional Banks ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Regional Banks ETF	$40	0.38%

Expenses Paid, Amount		$ 40
Expense Ratio, Percent		0.38%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: April 1, 2015 through March 31, 2025

Initial investment of $10,000

	Fund	S&P Total Market Index	Dow Jones U.S. Select Regional Banks Index™
Mar 15	$10,000	$10,000	$10,000
Apr 15	$9,997	$10,046	$11,402
May 15	$10,247	$10,187	$11,690
Jun 15	$10,549	$10,013	$12,041
Jul 15	$10,656	$10,179	$12,168
Aug 15	$9,930	$9,568	$11,343
Sep 15	$9,761	$9,286	$11,152
Oct 15	$10,042	$10,017	$11,476
Nov 15	$10,597	$10,073	$12,119
Dec 15	$10,171	$9,869	$11,635
Jan 16	$9,068	$9,309	$10,373
Feb 16	$8,687	$9,306	$9,941
Mar 16	$9,290	$9,961	$10,637
Apr 16	$9,933	$10,022	$11,376
May 16	$10,219	$10,202	$11,712
Jun 16	$9,525	$10,222	$10,918
Jul 16	$9,877	$10,628	$11,327
Aug 16	$10,527	$10,657	$12,077
Sep 16	$10,388	$10,676	$11,925
Oct 16	$10,843	$10,442	$12,450
Nov 16	$12,716	$10,906	$14,612
Dec 16	$13,444	$11,118	$15,455
Jan 17	$13,544	$11,334	$15,573
Feb 17	$14,090	$11,752	$16,207
Mar 17	$13,318	$11,762	$15,323
Apr 17	$13,205	$11,885	$15,200
May 17	$12,872	$12,005	$14,821
Jun 17	$13,603	$12,116	$15,667
Jul 17	$13,663	$12,345	$15,745
Aug 17	$13,125	$12,367	$15,127
Sep 17	$14,156	$12,669	$16,323
Oct 17	$14,336	$12,944	$16,537
Nov 17	$14,807	$13,336	$17,087
Dec 17	$14,860	$13,471	$17,157
Jan 18	$15,994	$14,186	$18,472
Feb 18	$15,744	$13,660	$18,190
Mar 18	$15,240	$13,390	$17,613
Apr 18	$15,342	$13,437	$17,742
May 18	$15,373	$13,817	$17,782
Jun 18	$14,931	$13,908	$17,277
Jul 18	$15,444	$14,373	$17,876
Aug 18	$15,784	$14,873	$18,279
Sep 18	$14,965	$14,897	$17,334
Oct 18	$14,058	$13,793	$16,290
Nov 18	$14,556	$14,070	$16,871
Dec 18	$12,276	$12,758	$14,230
Jan 19	$13,832	$13,856	$16,039
Feb 19	$14,614	$14,343	$16,954
Mar 19	$13,443	$14,549	$15,598
Apr 19	$14,743	$15,128	$17,116
May 19	$13,427	$14,152	$15,590
Jun 19	$14,314	$15,144	$16,630
Jul 19	$14,968	$15,366	$17,395
Aug 19	$13,641	$15,056	$15,857
Sep 19	$14,612	$15,316	$16,992
Oct 19	$14,910	$15,641	$17,347
Nov 19	$15,607	$16,233	$18,157
Dec 19	$16,132	$16,700	$18,774
Jan 20	$14,965	$16,679	$17,419
Feb 20	$13,073	$15,314	$15,221
Mar 20	$9,263	$13,199	$9,453
Apr 20	$10,748	$14,949	$12,518
May 20	$10,860	$15,752	$12,656
Jun 20	$10,893	$16,115	$12,697
Jul 20	$10,855	$17,025	$12,657
Aug 20	$11,096	$18,249	$12,940
Sep 20	$10,666	$17,577	$12,441
Oct 20	$11,907	$17,203	$13,901
Nov 20	$13,703	$19,306	$16,004
Dec 20	$14,895	$20,172	$17,401
Jan 21	$15,138	$20,106	$17,694
Feb 21	$17,886	$20,750	$20,917
Mar 21	$18,670	$21,473	$21,845
Apr 21	$19,669	$22,575	$23,016
May 21	$20,361	$22,678	$23,834
Jun 21	$19,060	$23,252	$22,312
Jul 21	$18,450	$23,653	$21,604
Aug 21	$19,364	$24,329	$22,683
Sep 21	$20,157	$23,225	$23,621
Oct 21	$21,266	$24,785	$24,931
Nov 21	$20,384	$24,419	$23,903
Dec 21	$20,705	$25,347	$24,291
Jan 22	$21,041	$23,825	$24,690
Feb 22	$21,465	$23,227	$25,200
Mar 22	$19,810	$23,979	$23,260
Apr 22	$17,825	$21,816	$20,936
May 22	$18,665	$21,772	$21,932
Jun 22	$16,691	$19,942	$19,618
Jul 22	$17,878	$21,812	$21,021
Aug 22	$17,532	$20,988	$20,622
Sep 22	$16,328	$19,032	$19,213
Oct 22	$17,184	$20,585	$20,226
Nov 22	$17,714	$21,671	$20,854
Dec 22	$16,441	$20,397	$19,361
Jan 23	$18,095	$21,820	$21,318
Feb 23	$17,543	$21,314	$20,674
Mar 23	$12,422	$21,875	$14,634
Apr 23	$12,231	$22,094	$14,410
May 23	$11,148	$22,190	$13,138
Jun 23	$11,852	$23,711	$13,972
Jul 23	$13,698	$24,565	$16,159
Aug 23	$12,485	$24,083	$14,729
Sep 23	$11,933	$22,931	$14,082
Oct 23	$11,317	$22,313	$13,358
Nov 23	$13,117	$24,407	$15,489
Dec 23	$15,038	$25,713	$17,770
Jan 24	$14,741	$25,997	$17,422
Feb 24	$14,536	$27,410	$17,182
Mar 24	$15,709	$28,296	$16,292
Apr 24	$14,831	$27,048	$17,544
May 24	$15,162	$28,332	$17,937
Jun 24	$15,157	$29,212	$17,941
Jul 24	$17,583	$29,749	$20,824
Aug 24	$17,802	$30,386	$21,090
Sep 24	$17,534	$31,012	$18,223
Oct 24	$18,298	$30,791	$21,687
Nov 24	$20,800	$32,842	$21,636
Dec 24	$18,698	$31,852	$19,453
Jan 25	$19,757	$32,828	$20,562
Feb 25	$19,030	$32,208	$19,805
Mar 25	$17,424	$30,301	$18,140

See “Average annual total returns” for additional information on fund performance.

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 715,654,065	$ 715,654,065
Holdings Count | Holding	37	37
Advisory Fees Paid, Amount		$ 2,571,291
InvestmentCompanyPortfolioTurnover		8.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$715,654,065
Number of Portfolio Holdings...
37
Net Investment Advisory Fees...
$2,571,291
Portfolio Turnover Rate...
8%

Holdings [Text Block]

Industry allocation

Industry	Percent of Total InvestmentsFootnote Reference(a)
Regional Banks...
59.4%
Diversified Banks...
40.6

Largest Holdings [Text Block]

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
PNC Financial Services Group, Inc. (The)...
13.9%
U.S. Bancorp...
13.1
Truist Financial Corp...
10.8
M&T Bank Corp...
5.9
Fifth Third Bancorp...
4.5
Huntington Bancshares, Inc...
4.4
First Citizens BancShares, Inc., Class A...
4.3
Regions Financial Corp...
4.0
Citizens Financial Group, Inc...
3.6
KeyCorp...
3.2

C000012063
Shareholder Report [Line Items]
Fund Name		iShares U.S. Telecommunications ETF
Trading Symbol		IYZ
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares U.S. Telecommunications ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Telecommunications ETF	$43	0.38%

Expenses Paid, Amount		$ 43
Expense Ratio, Percent		0.38%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: April 1, 2015 through March 31, 2025

Initial investment of $10,000

	Fund	Russell 3000® Index	Russell 1000 Telecommunications RIC 22.5/45 Capped Index
Mar 15	$10,000	$10,000	$10,000
Apr 15	$10,172	$10,045	$10,996
May 15	$9,957	$10,184	$10,766
Jun 15	$9,759	$10,014	$10,554
Jul 15	$9,666	$10,181	$10,456
Aug 15	$9,516	$9,567	$10,296
Sep 15	$9,042	$9,288	$9,781
Oct 15	$10,024	$10,021	$10,851
Nov 15	$9,943	$10,077	$10,769
Dec 15	$9,674	$9,870	$10,477
Jan 16	$9,336	$9,313	$10,109
Feb 16	$9,926	$9,310	$10,750
Mar 16	$10,368	$9,966	$11,228
Apr 16	$10,537	$10,028	$11,414
May 16	$10,689	$10,207	$11,578
Jun 16	$11,281	$10,228	$12,218
Jul 16	$11,688	$10,634	$12,654
Aug 16	$10,942	$10,661	$11,846
Sep 16	$11,016	$10,678	$11,930
Oct 16	$10,706	$10,447	$11,594
Nov 16	$10,900	$10,914	$11,810
Dec 16	$11,817	$11,127	$12,810
Jan 17	$12,184	$11,337	$13,211
Feb 17	$11,442	$11,758	$12,397
Mar 17	$11,223	$11,766	$12,155
Apr 17	$11,792	$11,891	$12,772
May 17	$11,310	$12,013	$12,250
Jun 17	$11,260	$12,121	$12,194
Jul 17	$11,110	$12,350	$12,030
Aug 17	$11,124	$12,373	$12,041
Sep 17	$10,718	$12,675	$11,601
Oct 17	$10,647	$12,952	$11,519
Nov 17	$10,626	$13,345	$11,500
Dec 17	$10,447	$13,478	$11,291
Jan 18	$10,497	$14,189	$11,355
Feb 18	$9,903	$13,666	$10,710
Mar 18	$9,694	$13,392	$10,481
Apr 18	$9,805	$13,442	$10,605
May 18	$9,654	$13,822	$10,432
Jun 18	$9,933	$13,912	$10,732
Jul 18	$9,958	$14,374	$10,763
Aug 18	$10,716	$14,879	$11,582
Sep 18	$10,798	$14,903	$11,677
Oct 18	$10,233	$13,806	$11,065
Nov 18	$10,465	$14,083	$11,319
Dec 18	$9,554	$12,772	$10,337
Jan 19	$10,178	$13,868	$11,015
Feb 19	$10,769	$14,356	$11,658
Mar 19	$10,848	$14,566	$11,747
Apr 19	$11,071	$15,147	$11,994
May 19	$10,213	$14,167	$11,069
Jun 19	$10,807	$15,162	$11,717
Jul 19	$10,998	$15,387	$11,924
Aug 19	$10,421	$15,074	$11,305
Sep 19	$10,775	$15,338	$11,691
Oct 19	$10,997	$15,668	$11,939
Nov 19	$10,927	$16,264	$11,865
Dec 19	$11,108	$16,734	$12,068
Jan 20	$10,915	$16,715	$11,863
Feb 20	$10,335	$15,347	$11,236
Mar 20	$9,331	$13,236	$9,381
Apr 20	$10,208	$14,989	$11,091
May 20	$10,572	$15,791	$11,490
Jun 20	$10,399	$16,152	$11,303
Jul 20	$10,829	$17,069	$11,781
Aug 20	$10,969	$18,306	$11,932
Sep 20	$10,341	$17,639	$11,254
Oct 20	$10,120	$17,258	$11,014
Nov 20	$11,322	$19,358	$12,323
Dec 20	$11,561	$20,229	$12,590
Jan 21	$11,783	$20,139	$12,835
Feb 21	$11,725	$20,768	$12,776
Mar 21	$12,487	$21,513	$13,608
Apr 21	$12,672	$22,622	$13,812
May 21	$12,776	$22,725	$13,929
Jun 21	$12,879	$23,285	$14,048
Jul 21	$13,123	$23,679	$14,320
Aug 21	$13,387	$24,354	$14,612
Sep 21	$12,687	$23,262	$13,855
Oct 21	$12,436	$24,835	$13,584
Nov 21	$12,026	$24,457	$13,137
Dec 21	$12,911	$25,420	$14,112
Jan 22	$12,142	$23,924	$13,275
Feb 22	$11,807	$23,322	$12,914
Mar 22	$11,783	$24,078	$12,893
Apr 22	$10,253	$21,917	$11,220
May 22	$10,767	$21,888	$11,787
Jun 22	$9,965	$20,057	$10,914
Jul 22	$10,127	$21,938	$11,093
Aug 22	$9,814	$21,120	$10,753
Sep 22	$8,316	$19,161	$9,113
Oct 22	$9,178	$20,733	$10,065
Nov 22	$9,471	$21,815	$10,382
Dec 22	$9,003	$20,537	$9,874
Jan 23	$9,759	$21,952	$10,703
Feb 23	$9,187	$21,439	$10,079
Mar 23	$9,361	$22,012	$10,273
Apr 23	$9,115	$22,247	$10,002
May 23	$8,658	$22,333	$9,504
Jun 23	$8,991	$23,858	$9,868
Jul 23	$9,114	$24,713	$10,005
Aug 23	$9,291	$24,236	$10,206
Sep 23	$8,704	$23,082	$9,564
Oct 23	$8,463	$22,470	$9,302
Nov 23	$8,847	$24,565	$9,728
Dec 23	$9,352	$25,868	$10,286
Jan 24	$9,652	$26,155	$10,621
Feb 24	$9,029	$27,571	$9,928
Mar 24	$9,094	$28,460	$9,254
Apr 24	$8,512	$27,208	$9,365
May 24	$8,971	$28,493	$9,873
Jun 24	$9,049	$29,376	$9,960
Jul 24	$9,610	$29,922	$10,582
Aug 24	$9,803	$30,573	$10,798
Sep 24	$10,573	$31,205	$10,780
Oct 24	$10,707	$30,976	$11,803
Nov 24	$11,610	$33,037	$11,846
Dec 24	$11,273	$32,027	$11,505
Jan 25	$11,531	$33,038	$11,771
Feb 25	$11,937	$32,405	$12,188
Mar 25	$11,585	$30,515	$11,832

See “Average annual total returns” for additional information on fund performance.

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 372,576,302	$ 372,576,302
Holdings Count | Holding	22	22
Advisory Fees Paid, Amount		$ 1,365,090
InvestmentCompanyPortfolioTurnover		30.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$372,576,302
Number of Portfolio Holdings...
22
Net Investment Advisory Fees...
$1,365,090
Portfolio Turnover Rate...
30%

Holdings [Text Block]

Industry allocation

Industry	Percent of Total InvestmentsFootnote Reference(a)
Communications Equipment...
39.9%
Integrated Telecommunication Services...
32.3
Cable & Satellite...
12.4
Alternative Carriers...
7.3
Wireless Telecommunication Services...
4.5
Movies & Entertainment...
3.6

Largest Holdings [Text Block]

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Cisco Systems, Inc...
17.5%
AT&T, Inc...
14.7
Verizon Communications, Inc...
13.9
Comcast Corp., Class A...
4.6
T-Mobile U.S., Inc...
4.5
Motorola Solutions, Inc...
4.2
Charter Communications, Inc., Class A...
4.0
Arista Networks, Inc...
3.9
Juniper Networks, Inc...
3.7
Frontier Communications Parent, Inc...
3.7

C000012077
Shareholder Report [Line Items]
Fund Name		iShares Russell 1000 ETF
Trading Symbol		IWB
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares Russell 1000 ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell 1000 ETF	$16	0.15%

Expenses Paid, Amount		$ 16
Expense Ratio, Percent		0.15%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: April 1, 2015 through March 31, 2025

Initial investment of $10,000

	Fund	Russell 3000® Index	Russell 1000® Index
Mar 15	$10,000	$10,000	$10,000
Apr 15	$10,070	$10,045	$10,071
May 15	$10,201	$10,184	$10,203
Jun 15	$10,009	$10,014	$10,011
Jul 15	$10,202	$10,181	$10,204
Aug 15	$9,588	$9,567	$9,590
Sep 15	$9,324	$9,288	$9,328
Oct 15	$10,078	$10,021	$10,082
Nov 15	$10,110	$10,077	$10,116
Dec 15	$9,927	$9,870	$9,934
Jan 16	$9,392	$9,313	$9,399
Feb 16	$9,389	$9,310	$9,396
Mar 16	$10,041	$9,966	$10,050
Apr 16	$10,095	$10,028	$10,105
May 16	$10,270	$10,207	$10,282
Jun 16	$10,292	$10,228	$10,305
Jul 16	$10,683	$10,634	$10,698
Aug 16	$10,696	$10,661	$10,712
Sep 16	$10,704	$10,678	$10,720
Oct 16	$10,494	$10,447	$10,511
Nov 16	$10,906	$10,914	$10,926
Dec 16	$11,110	$11,127	$11,131
Jan 17	$11,332	$11,337	$11,355
Feb 17	$11,769	$11,758	$11,794
Mar 17	$11,775	$11,766	$11,802
Apr 17	$11,899	$11,891	$11,927
May 17	$12,049	$12,013	$12,079
Jun 17	$12,132	$12,121	$12,163
Jul 17	$12,370	$12,350	$12,404
Aug 17	$12,407	$12,373	$12,443
Sep 17	$12,671	$12,675	$12,708
Oct 17	$12,960	$12,952	$12,999
Nov 17	$13,353	$13,345	$13,396
Dec 17	$13,501	$13,478	$13,545
Jan 18	$14,240	$14,189	$14,289
Feb 18	$13,716	$13,666	$13,764
Mar 18	$13,403	$13,392	$13,452
Apr 18	$13,447	$13,442	$13,497
May 18	$13,788	$13,822	$13,842
Jun 18	$13,876	$13,912	$13,931
Jul 18	$14,353	$14,374	$14,412
Aug 18	$14,846	$14,879	$14,909
Sep 18	$14,901	$14,903	$14,965
Oct 18	$13,845	$13,806	$13,906
Nov 18	$14,124	$14,083	$14,189
Dec 18	$12,839	$12,772	$12,897
Jan 19	$13,913	$13,868	$13,978
Feb 19	$14,382	$14,356	$14,451
Mar 19	$14,633	$14,566	$14,703
Apr 19	$15,222	$15,147	$15,296
May 19	$14,250	$14,167	$14,322
Jun 19	$15,249	$15,162	$15,327
Jul 19	$15,484	$15,387	$15,565
Aug 19	$15,199	$15,074	$15,280
Sep 19	$15,460	$15,338	$15,545
Oct 19	$15,786	$15,668	$15,874
Nov 19	$16,381	$16,264	$16,474
Dec 19	$16,852	$16,734	$16,950
Jan 20	$16,869	$16,715	$16,968
Feb 20	$15,488	$15,347	$15,582
Mar 20	$13,440	$13,236	$13,523
Apr 20	$15,215	$14,989	$15,310
May 20	$16,017	$15,791	$16,117
Jun 20	$16,368	$16,152	$16,474
Jul 20	$17,325	$17,069	$17,438
Aug 20	$18,595	$18,306	$18,718
Sep 20	$17,912	$17,639	$18,034
Oct 20	$17,478	$17,258	$17,599
Nov 20	$19,534	$19,358	$19,672
Dec 20	$20,357	$20,229	$20,503
Jan 21	$20,187	$20,139	$20,334
Feb 21	$20,771	$20,768	$20,924
Mar 21	$21,554	$21,513	$21,716
Apr 21	$22,711	$22,622	$22,885
May 21	$22,816	$22,725	$22,993
Jun 21	$23,385	$23,285	$23,569
Jul 21	$23,867	$23,679	$24,059
Aug 21	$24,554	$24,354	$24,755
Sep 21	$23,423	$23,262	$23,618
Oct 21	$25,046	$24,835	$25,257
Nov 21	$24,707	$24,457	$24,918
Dec 21	$25,705	$25,420	$25,928
Jan 22	$24,252	$23,924	$24,466
Feb 22	$23,584	$23,322	$23,794
Mar 22	$24,376	$24,078	$24,597
Apr 22	$22,201	$21,917	$22,405
May 22	$22,165	$21,888	$22,371
Jun 22	$20,306	$20,057	$20,497
Jul 22	$22,195	$21,938	$22,406
Aug 22	$21,340	$21,120	$21,546
Sep 22	$19,364	$19,161	$19,552
Oct 22	$20,914	$20,733	$21,120
Nov 22	$22,043	$21,815	$22,263
Dec 22	$20,760	$20,537	$20,968
Jan 23	$22,149	$21,952	$22,374
Feb 23	$21,620	$21,439	$21,842
Mar 23	$22,301	$22,012	$22,533
Apr 23	$22,575	$22,247	$22,812
May 23	$22,677	$22,333	$22,918
Jun 23	$24,205	$23,858	$24,466
Jul 23	$25,035	$24,713	$25,307
Aug 23	$24,596	$24,236	$24,865
Sep 23	$23,437	$23,082	$23,696
Oct 23	$22,868	$22,470	$23,123
Nov 23	$25,008	$24,565	$25,283
Dec 23	$26,240	$25,868	$26,531
Jan 24	$26,602	$26,155	$26,901
Feb 24	$28,036	$27,571	$28,354
Mar 24	$28,931	$28,460	$29,263
Apr 24	$27,696	$27,208	$28,018
May 24	$28,997	$28,493	$29,337
Jun 24	$29,953	$29,376	$30,308
Jul 24	$30,386	$29,922	$30,749
Aug 24	$31,102	$30,573	$31,478
Sep 24	$31,763	$31,205	$32,151
Oct 24	$31,537	$30,976	$31,926
Nov 24	$33,563	$33,037	$33,982
Dec 24	$32,623	$32,027	$33,034
Jan 25	$33,657	$33,038	$34,086
Feb 25	$33,064	$32,405	$33,490
Mar 25	$31,147	$30,515	$31,551

See “Average annual total returns” for additional information on fund performance.

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 37,165,638,619	$ 37,165,638,619
Holdings Count | Holding	1,010	1,010
Advisory Fees Paid, Amount		$ 56,333,923
InvestmentCompanyPortfolioTurnover		3.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$37,165,638,619
Number of Portfolio Holdings...
1,010
Net Investment Advisory Fees...
$56,333,923
Portfolio Turnover Rate...
3%

Holdings [Text Block]

Sector allocation

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
28.2%
Financials...
15.1
Health Care...
11.1
Consumer Discretionary...
10.4
Industrials...
9.2
Communication Services...
9.0
Consumer Staples...
5.9
Energy...
3.7
Real Estate...
2.6
Utilities...
2.4
Materials...
2.4

Largest Holdings [Text Block]

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Apple, Inc...
6.4%
Microsoft Corp...
5.4
NVIDIA Corp...
4.9
Amazon.com, Inc...
3.5
Meta Platforms, Inc., Class A...
2.5
Berkshire Hathaway, Inc., Class B...
1.9
Alphabet, Inc., Class A...
1.8
Broadcom, Inc...
1.5
Alphabet, Inc., Class C, NVS...
1.5
Tesla, Inc...
1.4

C000012076
Shareholder Report [Line Items]
Fund Name		iShares Russell 1000 Growth ETF
Trading Symbol		IWF
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares Russell 1000 Growth ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell 1000 Growth ETF	$19	0.18%

Expenses Paid, Amount		$ 19
Expense Ratio, Percent		0.18%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: April 1, 2015 through March 31, 2025

Initial investment of $10,000

	Fund	Russell 3000® Index	Russell 1000® Growth Index
Mar 15	$10,000	$10,000	$10,000
Apr 15	$10,048	$10,045	$10,050
May 15	$10,189	$10,184	$10,191
Jun 15	$10,008	$10,014	$10,012
Jul 15	$10,345	$10,181	$10,351
Aug 15	$9,716	$9,567	$9,723
Sep 15	$9,475	$9,288	$9,482
Oct 15	$10,289	$10,021	$10,299
Nov 15	$10,316	$10,077	$10,328
Dec 15	$10,162	$9,870	$10,176
Jan 16	$9,594	$9,313	$9,608
Feb 16	$9,589	$9,310	$9,604
Mar 16	$10,234	$9,966	$10,252
Apr 16	$10,140	$10,028	$10,158
May 16	$10,335	$10,207	$10,355
Jun 16	$10,292	$10,228	$10,315
Jul 16	$10,776	$10,634	$10,801
Aug 16	$10,722	$10,661	$10,748
Sep 16	$10,760	$10,678	$10,787
Oct 16	$10,506	$10,447	$10,534
Nov 16	$10,733	$10,914	$10,763
Dec 16	$10,865	$11,127	$10,896
Jan 17	$11,229	$11,337	$11,263
Feb 17	$11,694	$11,758	$11,731
Mar 17	$11,827	$11,766	$11,867
Apr 17	$12,095	$11,891	$12,138
May 17	$12,407	$12,013	$12,454
Jun 17	$12,373	$12,121	$12,421
Jul 17	$12,699	$12,350	$12,751
Aug 17	$12,929	$12,373	$12,985
Sep 17	$13,097	$12,675	$13,154
Oct 17	$13,602	$12,952	$13,664
Nov 17	$14,013	$13,345	$14,079
Dec 17	$14,120	$13,478	$14,188
Jan 18	$15,118	$14,189	$15,193
Feb 18	$14,718	$13,666	$14,795
Mar 18	$14,313	$13,392	$14,389
Apr 18	$14,361	$13,442	$14,439
May 18	$14,987	$13,822	$15,072
Jun 18	$15,130	$13,912	$15,217
Jul 18	$15,572	$14,374	$15,664
Aug 18	$16,419	$14,879	$16,521
Sep 18	$16,509	$14,903	$16,613
Oct 18	$15,033	$13,806	$15,127
Nov 18	$15,191	$14,083	$15,288
Dec 18	$13,883	$12,772	$13,974
Jan 19	$15,128	$13,868	$15,230
Feb 19	$15,667	$14,356	$15,775
Mar 19	$16,112	$14,566	$16,223
Apr 19	$16,837	$15,147	$16,956
May 19	$15,770	$14,167	$15,885
Jun 19	$16,851	$15,162	$16,976
Jul 19	$17,228	$15,387	$17,360
Aug 19	$17,092	$15,074	$17,227
Sep 19	$17,091	$15,338	$17,229
Oct 19	$17,567	$15,668	$17,714
Nov 19	$18,343	$16,264	$18,500
Dec 19	$18,893	$16,734	$19,058
Jan 20	$19,311	$16,715	$19,485
Feb 20	$17,993	$15,347	$18,158
Mar 20	$16,221	$13,236	$16,371
Apr 20	$18,618	$14,989	$18,794
May 20	$19,864	$15,791	$20,056
Jun 20	$20,726	$16,152	$20,929
Jul 20	$22,315	$17,069	$22,539
Aug 20	$24,613	$18,306	$24,865
Sep 20	$23,453	$17,639	$23,695
Oct 20	$22,654	$17,258	$22,890
Nov 20	$24,968	$19,358	$25,234
Dec 20	$26,111	$20,229	$26,395
Jan 21	$25,915	$20,139	$26,199
Feb 21	$25,907	$20,768	$26,193
Mar 21	$26,349	$21,513	$26,643
Apr 21	$28,137	$22,622	$28,456
May 21	$27,745	$22,725	$28,063
Jun 21	$29,479	$23,285	$29,823
Jul 21	$30,445	$23,679	$30,806
Aug 21	$31,578	$24,354	$31,958
Sep 21	$29,806	$23,262	$30,168
Oct 21	$32,381	$24,835	$32,781
Nov 21	$32,575	$24,457	$32,981
Dec 21	$33,258	$25,420	$33,679
Jan 22	$30,400	$23,924	$30,788
Feb 22	$29,105	$23,322	$29,480
Mar 22	$30,240	$24,078	$30,634
Apr 22	$26,584	$21,917	$26,934
May 22	$25,961	$21,888	$26,308
Jun 22	$23,901	$20,057	$24,224
Jul 22	$26,765	$21,938	$27,132
Aug 22	$25,515	$21,120	$25,868
Sep 22	$23,032	$19,161	$23,353
Oct 22	$24,374	$20,733	$24,718
Nov 22	$25,481	$21,815	$25,844
Dec 22	$23,528	$20,537	$23,866
Jan 23	$25,485	$21,952	$25,855
Feb 23	$25,179	$21,439	$25,548
Mar 23	$26,895	$22,012	$27,294
Apr 23	$27,157	$22,247	$27,564
May 23	$28,390	$22,333	$28,820
Jun 23	$30,326	$23,858	$30,791
Jul 23	$31,343	$24,713	$31,828
Aug 23	$31,057	$24,236	$31,542
Sep 23	$29,364	$23,082	$29,827
Oct 23	$28,941	$22,470	$29,402
Nov 23	$32,108	$24,565	$32,607
Dec 23	$33,525	$25,868	$34,051
Jan 24	$34,355	$26,155	$34,901
Feb 24	$36,693	$27,571	$37,282
Mar 24	$37,334	$28,460	$37,938
Apr 24	$35,745	$27,208	$36,329
May 24	$37,879	$28,493	$38,504
Jun 24	$40,427	$29,376	$41,100
Jul 24	$39,733	$29,922	$40,401
Aug 24	$40,555	$30,573	$41,242
Sep 24	$41,698	$31,205	$42,411
Oct 24	$41,554	$30,976	$42,270
Nov 24	$44,242	$33,037	$45,012
Dec 24	$44,626	$32,027	$45,409
Jan 25	$45,502	$33,038	$46,308
Feb 25	$43,861	$32,405	$44,644
Mar 25	$40,161	$30,515	$40,883

See “Average annual total returns” for additional information on fund performance.

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date			Mar. 31, 2024
AssetsNet	$ 96,338,584,130	$ 96,338,584,130
Holdings Count | Holding	397	397
Advisory Fees Paid, Amount		$ 180,337,906
InvestmentCompanyPortfolioTurnover		13.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$96,338,584,130
Number of Portfolio Holdings...
397
Net Investment Advisory Fees...
$180,337,906
Portfolio Turnover Rate...
13%

Holdings [Text Block]

Sector allocation

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
46.2%
Consumer Discretionary...
14.9
Communication Services...
12.7
Health Care...
7.8
Financials...
7.7
Industrials...
4.9
Consumer Staples...
3.8
Materials...
0.7
Real Estate...
0.6
Energy...
0.5
Utilities...
0.2

Largest Holdings [Text Block]

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Apple, Inc...
12.0%
Microsoft Corp...
10.3
NVIDIA Corp...
9.3
Amazon.com, Inc...
6.6
Meta Platforms, Inc., Class A...
4.3
Alphabet, Inc., Class A...
3.4
Broadcom, Inc...
2.9
Alphabet, Inc., Class C, NVS...
2.8
Tesla, Inc...
2.8
Eli Lilly & Co...
2.6

Updated Prospectus Phone Number		(1-800-474-2737)
Updated Prospectus Web Address		www.iShares.com/fundreports
C000012075
Shareholder Report [Line Items]
Fund Name		iShares Russell 1000 Value ETF
Trading Symbol		IWD
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares Russell 1000 Value ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell 1000 Value ETF	$19	0.18%

Expenses Paid, Amount		$ 19
Expense Ratio, Percent		0.18%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: April 1, 2015 through March 31, 2025

Initial investment of $10,000

	Fund	Russell 3000® Index	Russell 1000® Value Index
Mar 15	$10,000	$10,000	$10,000
Apr 15	$10,092	$10,045	$10,094
May 15	$10,212	$10,184	$10,215
Jun 15	$10,007	$10,014	$10,011
Jul 15	$10,053	$10,181	$10,055
Aug 15	$9,452	$9,567	$9,456
Sep 15	$9,166	$9,288	$9,170
Oct 15	$9,857	$10,021	$9,862
Nov 15	$9,893	$10,077	$9,900
Dec 15	$9,679	$9,870	$9,687
Jan 16	$9,178	$9,313	$9,187
Feb 16	$9,174	$9,310	$9,184
Mar 16	$9,834	$9,966	$9,846
Apr 16	$10,038	$10,028	$10,053
May 16	$10,192	$10,207	$10,209
Jun 16	$10,277	$10,228	$10,297
Jul 16	$10,575	$10,634	$10,596
Aug 16	$10,654	$10,661	$10,678
Sep 16	$10,630	$10,678	$10,656
Oct 16	$10,464	$10,447	$10,491
Nov 16	$11,059	$10,914	$11,090
Dec 16	$11,333	$11,127	$11,367
Jan 17	$11,412	$11,337	$11,448
Feb 17	$11,821	$11,758	$11,859
Mar 17	$11,698	$11,766	$11,739
Apr 17	$11,676	$11,891	$11,717
May 17	$11,663	$12,013	$11,705
Jun 17	$11,851	$12,121	$11,896
Jul 17	$12,007	$12,350	$12,055
Aug 17	$11,866	$12,373	$11,914
Sep 17	$12,215	$12,675	$12,267
Oct 17	$12,302	$12,952	$12,356
Nov 17	$12,677	$13,345	$12,734
Dec 17	$12,860	$13,478	$12,920
Jan 18	$13,356	$14,189	$13,420
Feb 18	$12,717	$13,666	$12,779
Mar 18	$12,492	$13,392	$12,554
Apr 18	$12,530	$13,442	$12,596
May 18	$12,604	$13,822	$12,670
Jun 18	$12,633	$13,912	$12,702
Jul 18	$13,130	$14,374	$13,205
Aug 18	$13,323	$14,879	$13,400
Sep 18	$13,347	$14,903	$13,426
Oct 18	$12,653	$13,806	$12,731
Nov 18	$13,028	$14,083	$13,111
Dec 18	$11,780	$12,772	$11,852
Jan 19	$12,695	$13,868	$12,775
Feb 19	$13,100	$14,356	$13,183
Mar 19	$13,182	$14,566	$13,267
Apr 19	$13,648	$15,147	$13,737
May 19	$12,769	$14,167	$12,854
Jun 19	$13,683	$15,162	$13,777
Jul 19	$13,795	$15,387	$13,891
Aug 19	$13,388	$15,074	$13,482
Sep 19	$13,862	$15,338	$13,963
Oct 19	$14,054	$15,668	$14,159
Nov 19	$14,487	$16,264	$14,596
Dec 19	$14,883	$16,734	$14,998
Jan 20	$14,561	$16,715	$14,675
Feb 20	$13,150	$15,347	$13,254
Mar 20	$10,902	$13,236	$10,989
Apr 20	$12,128	$14,989	$12,224
May 20	$12,543	$15,791	$12,643
Jun 20	$12,459	$16,152	$12,559
Jul 20	$12,950	$17,069	$13,056
Aug 20	$13,484	$18,306	$13,596
Sep 20	$13,149	$17,639	$13,262
Oct 20	$12,974	$17,258	$13,087
Nov 20	$14,719	$19,358	$14,848
Dec 20	$15,281	$20,229	$15,417
Jan 21	$15,139	$20,139	$15,276
Feb 21	$16,050	$20,768	$16,199
Mar 21	$16,990	$21,513	$17,152
Apr 21	$17,668	$22,622	$17,838
May 21	$18,077	$22,725	$18,255
Jun 21	$17,867	$23,285	$18,046
Jul 21	$18,008	$23,679	$18,190
Aug 21	$18,362	$24,354	$18,551
Sep 21	$17,721	$23,262	$17,905
Oct 21	$18,617	$24,835	$18,814
Nov 21	$17,959	$24,457	$18,151
Dec 21	$19,089	$25,420	$19,296
Jan 22	$18,640	$23,924	$18,847
Feb 22	$18,420	$23,322	$18,628
Mar 22	$18,936	$24,078	$19,154
Apr 22	$17,865	$21,917	$18,073
May 22	$18,209	$21,888	$18,425
Jun 22	$16,617	$20,057	$16,815
Jul 22	$17,717	$21,938	$17,930
Aug 22	$17,186	$21,120	$17,396
Sep 22	$15,677	$19,161	$15,870
Oct 22	$17,281	$20,733	$17,498
Nov 22	$18,358	$21,815	$18,591
Dec 22	$17,615	$20,537	$17,842
Jan 23	$18,526	$21,952	$18,766
Feb 23	$17,871	$21,439	$18,104
Mar 23	$17,786	$22,012	$18,021
Apr 23	$18,052	$22,247	$18,293
May 23	$17,354	$22,333	$17,587
Jun 23	$18,504	$23,858	$18,755
Jul 23	$19,152	$24,713	$19,415
Aug 23	$18,636	$24,236	$18,891
Sep 23	$17,913	$23,082	$18,162
Oct 23	$17,279	$22,470	$17,521
Nov 23	$18,580	$24,565	$18,843
Dec 23	$19,607	$25,868	$19,887
Jan 24	$19,624	$26,155	$19,907
Feb 24	$20,345	$27,571	$20,642
Mar 24	$21,359	$28,460	$21,674
Apr 24	$20,443	$27,208	$20,748
May 24	$21,088	$28,493	$21,406
Jun 24	$20,886	$29,376	$21,204
Jul 24	$21,951	$29,922	$22,288
Aug 24	$22,537	$30,573	$22,886
Sep 24	$22,846	$31,205	$23,204
Oct 24	$22,591	$30,976	$22,948
Nov 24	$24,030	$33,037	$24,414
Dec 24	$22,383	$32,027	$22,744
Jan 25	$23,414	$33,038	$23,797
Feb 25	$23,506	$32,405	$23,893
Mar 25	$22,850	$30,515	$23,230

See “Average annual total returns” for additional information on fund performance.

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date			Mar. 31, 2024
AssetsNet	$ 61,950,731,615	$ 61,950,731,615
Holdings Count | Holding	873	873
Advisory Fees Paid, Amount		$ 108,602,981
InvestmentCompanyPortfolioTurnover		15.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$61,950,731,615
Number of Portfolio Holdings...
873
Net Investment Advisory Fees...
$108,602,981
Portfolio Turnover Rate...
15%

Holdings [Text Block]

Sector allocation

Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
23.2%
Health Care...
14.8
Industrials...
14.1
Information Technology...
8.7
Consumer Staples...
8.1
Energy...
7.1
Consumer Discretionary...
5.8
Utilities...
4.8
Real Estate...
4.7
Communication Services...
4.5
Materials...
4.2

Largest Holdings [Text Block]

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Berkshire Hathaway, Inc., Class B...
3.9%
JPMorgan Chase & Co...
2.8
Exxon Mobil Corp...
2.1
UnitedHealth Group, Inc...
1.8
Johnson & Johnson...
1.6
Walmart, Inc...
1.5
Procter & Gamble Co. (The)...
1.3
Bank of America Corp...
1.1
Chevron Corp...
1.1
Philip Morris International, Inc...
1.0

Updated Prospectus Phone Number		(1-800-474-2737)
Updated Prospectus Web Address		www.iShares.com/fundreports
C000210345
Shareholder Report [Line Items]
Fund Name		iShares Focused Value Factor ETF
Trading Symbol		FOVL
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares Focused Value Factor ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Focused Value Factor ETF	$27	0.25%

Expenses Paid, Amount		$ 27
Expense Ratio, Percent		0.25%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: March 19, 2019 through March 31, 2025

Initial investment of $10,000

	Fund	Russell 3000® Index	Focused Value Select Index
Feb 19	$10,000	$10,000	$10,000
Mar 19	$9,838	$10,611	$10,797
Apr 19	$10,368	$11,034	$11,392
May 19	$9,429	$10,320	$10,360
Jun 19	$10,081	$11,045	$11,078
Jul 19	$10,248	$11,209	$11,266
Aug 19	$9,448	$10,981	$10,386
Sep 19	$10,054	$11,174	$11,056
Oct 19	$10,022	$11,414	$11,026
Nov 19	$10,411	$11,848	$11,452
Dec 19	$10,551	$12,190	$11,615
Jan 20	$9,968	$12,177	$10,975
Feb 20	$8,884	$11,180	$9,779
Mar 20	$6,325	$9,089	$6,336
Apr 20	$6,977	$10,919	$7,672
May 20	$6,936	$11,503	$7,628
Jun 20	$7,010	$11,766	$7,711
Jul 20	$6,863	$12,434	$7,552
Aug 20	$7,097	$13,335	$7,813
Sep 20	$6,801	$12,850	$7,488
Oct 20	$7,170	$12,572	$7,895
Nov 20	$8,353	$14,102	$9,204
Dec 20	$9,135	$14,736	$10,070
Jan 21	$9,321	$14,671	$10,280
Feb 21	$10,771	$15,129	$11,884
Mar 21	$11,502	$15,672	$12,694
Apr 21	$11,980	$16,479	$13,229
May 21	$12,560	$16,555	$13,873
Jun 21	$11,922	$16,963	$13,157
Jul 21	$11,857	$17,250	$13,100
Aug 21	$12,445	$17,742	$13,755
Sep 21	$12,030	$16,946	$13,297
Oct 21	$12,469	$18,092	$13,786
Nov 21	$12,135	$17,816	$13,420
Dec 21	$12,808	$18,518	$14,169
Jan 22	$12,978	$17,428	$14,360
Feb 22	$13,059	$16,989	$14,453
Mar 22	$13,020	$17,540	$14,413
Apr 22	$12,034	$15,966	$13,326
May 22	$12,349	$15,945	$13,681
Jun 22	$11,019	$14,611	$12,209
Jul 22	$11,675	$15,982	$12,940
Aug 22	$11,480	$15,385	$12,726
Sep 22	$10,329	$13,959	$11,448
Oct 22	$11,468	$15,103	$12,717
Nov 22	$12,336	$15,892	$13,686
Dec 22	$11,617	$14,961	$12,888
Jan 23	$12,971	$15,991	$14,391
Feb 23	$12,581	$15,618	$13,959
Mar 23	$11,586	$16,035	$12,852
Apr 23	$11,772	$16,206	$13,062
May 23	$11,165	$16,269	$12,392
Jun 23	$12,221	$17,380	$13,568
Jul 23	$12,945	$18,003	$14,378
Aug 23	$12,338	$17,656	$13,707
Sep 23	$11,733	$16,815	$13,037
Oct 23	$11,253	$16,369	$12,508
Nov 23	$12,357	$17,895	$13,736
Dec 23	$13,671	$18,844	$15,202
Jan 24	$13,559	$19,053	$15,082
Feb 24	$14,070	$20,085	$15,654
Mar 24	$14,880	$19,545	$15,094
Apr 24	$13,912	$19,820	$15,489
May 24	$14,475	$20,757	$16,115
Jun 24	$14,301	$21,399	$15,928
Jul 24	$15,652	$21,797	$17,438
Aug 24	$15,735	$22,272	$17,534
Sep 24	$16,242	$21,430	$16,503
Oct 24	$16,516	$22,569	$18,413
Nov 24	$18,116	$22,684	$18,424
Dec 24	$16,806	$21,985	$17,091
Jan 25	$17,668	$22,680	$17,968
Feb 25	$17,693	$22,253	$18,001
Mar 25	$16,866	$20,956	$17,159

See “Average annual total returns” for additional information on fund performance.

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 20,887,445	$ 20,887,445
Holdings Count | Holding	42	42
Advisory Fees Paid, Amount		$ 56,231
InvestmentCompanyPortfolioTurnover		83.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$20,887,445
Number of Portfolio Holdings...
42
Net Investment Advisory Fees...
$56,231
Portfolio Turnover Rate...
83%

Holdings [Text Block]

Sector allocation

Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
55.4%
Utilities...
19.5
Industrials...
5.4
Health Care...
5.4
Communication Services...
4.7
Information Technology...
4.1
Consumer Staples...
3.9
Consumer Discretionary...
1.6

Largest Holdings [Text Block]

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
UGI Corp...
3.3%
Entergy Corp...
3.2
Axis Capital Holdings Ltd...
3.1
First Horizon Corp...
3.1
Discover Financial Services...
3.0
White Mountains Insurance Group Ltd...
2.8
OGE Energy Corp...
2.8
Evergy, Inc...
2.8
Royalty Pharma PLC, Class A...
2.7
Northern Trust Corp...
2.7

C000222498
Shareholder Report [Line Items]
Fund Name		iShares US Small Cap Value Factor ETF
Trading Symbol		SVAL
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares US Small Cap Value Factor ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares US Small Cap Value Factor ETF	$20	0.20%

Expenses Paid, Amount		$ 20
Expense Ratio, Percent		0.20%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: October 27, 2020 through March 31, 2025

Initial investment of $10,000

	Fund	Russell 3000® Index	Russell 2000 Focused Value Select Index
Sep 20	$10,000	$10,000	$10,000
Mar 21	$15,705	$12,746	$17,648
Sep 21	$15,598	$13,782	$17,551
Mar 22	$16,143	$14,266	$18,180
Sep 22	$13,719	$11,353	$15,465
Mar 23	$14,376	$13,042	$16,225
Sep 23	$14,453	$13,676	$16,338
Mar 24	$16,954	$15,896	$17,144
Sep 24	$18,066	$17,429	$18,307
Mar 25	$16,840	$17,044	$17,082

See “Average annual total returns” for additional information on fund performance.

Performance Inception Date		Oct. 27, 2020
No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 134,964,756	$ 134,964,756
Holdings Count | Holding	322	322
Advisory Fees Paid, Amount		$ 241,658
InvestmentCompanyPortfolioTurnover		8.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$134,964,756
Number of Portfolio Holdings...
322
Net Investment Advisory Fees...
$241,658
Portfolio Turnover Rate...
8%

Holdings [Text Block]

Sector allocation

Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
53.2%
Industrials...
12.4
Energy...
10.8
Consumer Discretionary...
9.1
Materials...
3.9
Real Estate...
3.1
Consumer Staples...
2.7
Information Technology...
1.3
Health Care...
1.3
Communication Services...
1.2
Utilities...
1.0

Largest Holdings [Text Block]

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
UMB Financial Corp...
1.4%
Aris Water Solutions, Inc., Class A...
1.3
Eastern Bankshares, Inc...
1.0
Coastal Financial Corp...
0.8
SkyWest, Inc...
0.8
Provident Financial Services, Inc...
0.8
Solaris Energy Infrastructure, Inc...
0.8
Mueller Industries, Inc...
0.8
Interface, Inc...
0.8
Atlantic Union Bankshares Corp...
0.8